UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6465

The Travelers Series Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
         (800) 451-2010

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
JUNE 30, 2003

                                                                UMBRELLA ART TOP

                            UMBRELLA ART BOTTOM
                  THE TRAVELERS SERIES TRUST:

                  TRAVELERS QUALITY BOND PORTFOLIO
                  LAZARD INTERNATIONAL STOCK PORTFOLIO
                  MFS EMERGING GROWTH PORTFOLIO
                  FEDERATED HIGH YIELD PORTFOLIO
                  FEDERATED STOCK PORTFOLIO
                  DISCIPLINED MID CAP STOCK PORTFOLIO

TRAVELERS LOGO

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  WHAT'S INSIDE

Letter from the Chairman....................................    1

Schedules of Investments....................................    2

Statements of Assets and Liabilities........................   43

Statements of Operations....................................   44

Statements of Changes in Net Assets.........................   45

Notes to Financial Statements...............................   47

Financial Highlights........................................   52

SEMI-ANNUAL REPORT FOR THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            LETTER FROM THE CHAIRMAN

                                                             R. JAY GERKEN PHOTO
                                                        R. JAY GERKEN, CFA
                                                        Chairman, President and
                                                        Chief Executive Officer
DEAR SHAREHOLDER,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 24, 2003

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED)                              JUNE 30, 2003

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT                                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 43.5%
                            U.S. Treasury Notes:
$17,000,000                   2.875% due 6/30/04........................................    $ 17,314,772
 16,000,000                   1.250% due 5/31/05........................................      15,995,632
 21,350,000                   3.500% due 11/15/06.......................................      22,511,760
  9,250,000                   4.750% due 11/15/08.......................................      10,257,029
  8,000,000                   5.750% due 8/15/10........................................       9,366,568
  1,500,000                   4.000% due 11/15/12.......................................       1,561,349
 13,800,000                   3.875% due 2/15/13........................................      14,204,837
  4,000,000                 U.S. Treasury Bonds, 8.875% due 8/15/17.....................       6,052,500
--------------------------------------------------------------------------------------------------------
                            TOTAL U.S. GOVERNMENT OBLIGATIONS
                            (Cost -- $96,203,250).......................................      97,264,447
--------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT       RATING(a)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 47.4%
--------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.4%
  3,800,000     BBB-        Northrop Grumman Corp., Notes, 8.625% due 10/15/04..........       4,114,344
  3,400,000     BBB-        Raytheon Co., Notes, 5.700% due 11/1/03.....................       3,430,767
--------------------------------------------------------------------------------------------------------
                                                                                               7,545,111
--------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 2.0%
  4,500,000     A3*         DaimlerChrysler North America Holding Corp., Notes,
                              4.050% due 6/4/08.........................................       4,461,332
--------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES -- 9.7%
  2,165,000     A2*         FleetBoston Financial Corp., Sub. Notes, 7.125% due
                              4/15/06...................................................       2,429,061
  1,900,000     A3*         Ford Motor Credit Co., Notes, 6.875% due 2/1/06.............       2,016,331
  2,000,000     AAA         General Electric Capital Corp., Global Medium-Term Notes,
                              Series A, 5.450% due 1/15/13..............................       2,170,342
  1,800,000     A3*         General Motors Acceptance Corp., Notes, 7.250% due 3/2/11...       1,849,684
  2,590,000     A1*         Household Finance Corp., Notes, 6.375% due 11/27/12.........       2,955,659
  2,100,000     A           J.P. Morgan Chase & Co., Jr. Sub. Notes, 5.750% due
                              1/2/13....................................................       2,300,136
  1,700,000     AAA         MassMutual, Global Funding II, Notes, 2.550% due 7/15/08
                              (b).......................................................       1,674,558
                            Morgan Stanley:
  2,000,000     Aa3*          Notes, 4.250% due 5/15/10.................................       2,061,636
  2,600,000     Aa3*          Sr. Notes, 5.300% due 3/1/13..............................       2,768,636
  1,600,000     C*          Osprey Trust/Osprey I Inc., Secured Notes, 8.310% due
                              1/15/49 (b)(c)............................................         224,000
  1,100,000     A3*         Washington Mutual, Inc., Notes, 4.375% due 1/15/08..........       1,165,279
--------------------------------------------------------------------------------------------------------
                                                                                              21,615,322
--------------------------------------------------------------------------------------------------------
FOOD -- 0.7%
  1,300,000     BBB-        Fred Meyer, Inc., Notes, 7.450% due 3/1/08..................       1,516,255
--------------------------------------------------------------------------------------------------------
HEALTH CARE -- 0.1%
    250,000     BBB-        Nationwide Health Properties, Inc., Medium-Term Notes,
                              Series C,
                              6.900% due 10/1/37........................................         262,958
--------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 2

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT       RATING(a)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 3.9%
$ 3,900,000     BBB+        Sears Roebuck Acceptance Corp., Medium-Term Notes, Series
                              VI,
                              4.229% due 1/7/04 (d).....................................    $  3,936,761
  4,500,000     AA          Wal-Mart Stores, Inc., Notes, 4.550% due 5/1/13.............       4,690,476
--------------------------------------------------------------------------------------------------------
                                                                                               8,627,237
--------------------------------------------------------------------------------------------------------
MULTIMEDIA -- 6.4%
  3,600,000     BBB+        AOL Time Warner Inc., Notes, 6.150% due 5/1/07..............       4,053,938
  4,575,000     BBB-        Clear Channel Communications, Inc., Sr. Notes, 7.250% due
                              9/15/03...................................................       4,621,125
    900,000     BBB         Comcast Cable Communications, Inc., Notes, 8.500% due
                              5/1/27....................................................       1,164,329
  3,700,000     Baa1*       Cox Enterprises Inc., Notes, 7.875% due 9/15/10 (b).........       4,503,644
--------------------------------------------------------------------------------------------------------
                                                                                              14,343,036
--------------------------------------------------------------------------------------------------------
REAL ESTATE -- 2.6%
    530,000     BBB+        EOP Operating L.P., Notes, 8.100% due 8/1/10................         649,180
  5,000,000     BBB         Post Apartment Homes, L.P., MOPPRS(SM), Sr. Notes, 6.850%
                              due 3/16/15...............................................       5,292,435
--------------------------------------------------------------------------------------------------------
                                                                                               5,941,615
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.9%
  3,400,000     A+          New York Telephone Co., Debentures, 7.000% due 8/15/25......       3,494,180
  5,000,000     CCC+        Qwest Capital Funding, Inc., Notes, 7.000% due 8/3/09.......       4,137,500
    800,000     BBB-        Sprint Corp., Notes, 8.375% due 3/15/12.....................         959,695
    800,000     Ca*         WorldCom, Inc. -- WorldCom Group, Notes, 7.500% due 5/15/11
                              (c).......................................................         238,000
--------------------------------------------------------------------------------------------------------
                                                                                               8,829,375
--------------------------------------------------------------------------------------------------------
UTILITIES -- 14.7%
  5,122,000     B           Aquila, Inc., Sr. Notes, 6.875% due 10/1/04.................       4,821,082
  3,200,000     BBB         The Cleveland Electric Illuminating Co., First Mortgage
                              Bonds, Series E, 9.000% due 7/1/23........................       3,360,771
                            CMS Energy Corp.:
    650,000     B+            Notes, 7.625% due 11/15/04................................         663,000
  2,000,000     B+            Sr. Notes, Series B, 6.750% due 1/15/04...................       2,030,000
    870,000     BBB         Duke Energy Field Services, LLC, Notes, 7.500% due
                              8/16/05...................................................         951,914
  3,000,000     B           El Paso Corp., Medium-Term Notes, 6.950% due 12/15/07.......       2,820,000
  2,700,000     B           Gemstone Investors Ltd., Secured Notes, 7.710% due 10/31/04
                              (b).......................................................       2,700,000
  1,640,000     BBB-        MidAmerican Energy Holdings Co., Sr. Notes, 6.960% due
                              9/15/03...................................................       1,657,986
  2,800,000     Baa1*       Pepco Holdings, Inc., Notes, 5.500% due 8/15/07.............       3,019,386
  2,900,000     BBB         Progress Energy, Inc., Sr. Notes, 6.050% due 4/15/07........       3,203,575
                            PSEG Energy Holdings Inc., Sr. Notes:
    900,000     BBB-          9.125% due 2/10/04........................................         927,164
    750,000     BBB-          8.625% due 2/15/08........................................         807,175
  3,600,000     B+          Transcontinental Gas Pipe Line Corp., Notes, 6.125% due
                              1/15/05...................................................       3,618,000
  2,200,000     BBB-        Xcel Energy, Inc., Sr. Notes, 3.400% due 7/1/08 (b).........       2,187,302
--------------------------------------------------------------------------------------------------------
                                                                                              32,767,355
--------------------------------------------------------------------------------------------------------
                            TOTAL CORPORATE BONDS AND NOTES (Cost -- $104,220,932)......     105,909,596
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.2%
  1,900,000     AAA         California Infrastructure PG&E-1, Series 1997-1, Class A7,
                              6.420% due 9/25/08........................................       2,059,747
  2,500,000     AAA         DaimlerChrysler Auto Trust, Series 2001-C, Class A4,
                              4.630% due 12/6/06........................................       2,615,720

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                        TRAVELERS QUALITY BOND PORTFOLIO

   FACE
  AMOUNT       RATING(a)                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.2% (CONTINUED)
$ 1,700,000     AAA         Discover Card Master Trust I, Series 1996-3, Class A,
                              6.050% due 8/18/08........................................    $  1,875,741
  2,200,000     AAA         Ford Auto Owner Trust, Series 2002-B, Class A4, 4.750% due
                              8/15/06...................................................       2,331,508
    600,000     AA-         Metris Master Trust, Series 2001-1, Class A, 1.324% due
                              12/20/07..................................................         590,510
  2,000,000     AAA         Toyota Auto Receivables Owner Trust, Series 2002-C, Class
                              A3,
                              2.650% due 11/15/06.......................................       2,032,358
--------------------------------------------------------------------------------------------------------
                            TOTAL ASSET-BACKED SECURITIES (Cost -- $11,437,305).........      11,505,584
--------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.3%
  1,450,000     Aaa*        CS First Boston Mortgage Securities Corp., Series 2001-CK1,
                              Class A3,
                              6.380% due 12/16/35.......................................       1,675,997
  1,090,000     AAA         LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A5,
                              4.853% due 9/15/31........................................       1,151,962
--------------------------------------------------------------------------------------------------------
                            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                            (Cost -- $2,722,200)........................................       2,827,959
--------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                              SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.6%
  5,856,000                 State Street Bank and Trust Co., 1.000% due 7/1/03: Proceeds
                              at
                              maturity -- $5,856,163; (Fully collateralized by Federal
                              National
                              Mortgage Association Notes, 5.250% due 4/15/07; Market
                              value -- $5,975,200) (Cost -- $5,856,000).................       5,856,000
--------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100.0% (Cost -- $220,439,687**)........    $223,363,586
--------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c) Security is currently in default.
(d) Variable rate security -- rate resets quarterly.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:

  MOPPRS(SM) -- MandatOry Par Put Remarketed Securities(SM). "MandatOry Par Put
                Remarketed Securities(SM)" and "MOPPRS(SM)" are service marks owned by Merrill Lynch & Co., Inc.

  See pages 41 and 42 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 4

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
STOCK -- 99.1%
-------------------------------------------------------------------------------------------
AUSTRALIA -- 2.1%
    375,338    BHP Billiton Ltd.+..........................................    $  2,177,459
-------------------------------------------------------------------------------------------
BELGIUM -- 1.2%
     67,700    Fortis (NL) N.V.+...........................................       1,177,424
-------------------------------------------------------------------------------------------
DENMARK -- 1.3%
     36,800    Novo Nordisk A/S, Class B Shares............................       1,290,199
-------------------------------------------------------------------------------------------
FINLAND -- 2.7%
    163,800    Nokia Oyj...................................................       2,695,687
-------------------------------------------------------------------------------------------
FRANCE -- 8.9%
     31,000    BNP Paribas S.A.+...........................................       1,577,856
     21,400    Carrefour S.A. .............................................       1,050,583
     52,200    Credit Agricole S.A. .......................................         993,713
     28,200    Lagardere S.C.A.+...........................................       1,227,743
     18,400    Schneider Electric S.A.+....................................         866,479
     21,551    Total Fina Elf S.A. ........................................       3,262,238
-------------------------------------------------------------------------------------------
                                                                                  8,978,612
-------------------------------------------------------------------------------------------
GERMANY -- 1.9%
     15,900    Bayerische Motoren Werke (BMW) AG...........................         612,681
     35,300    Deutsche Telekom AG*........................................         539,625
     15,400    Siemens AG..................................................         756,736
-------------------------------------------------------------------------------------------
                                                                                  1,909,042
-------------------------------------------------------------------------------------------
HONG KONG -- 1.5%
    241,500    CLP Holdings Ltd. ..........................................       1,049,845
    395,000    Hong Kong & China Gas Co., Ltd. ............................         498,932
-------------------------------------------------------------------------------------------
                                                                                  1,548,777
-------------------------------------------------------------------------------------------
IRELAND -- 4.1%
     76,992    Allied Irish Banks PLC......................................       1,159,251
    142,900    Bank of Ireland.............................................       1,732,041
     82,442    CRH PLC.....................................................       1,294,415
-------------------------------------------------------------------------------------------
                                                                                  4,185,707
-------------------------------------------------------------------------------------------
ITALY -- 7.0%
    105,219    Alleanza Assicurazioni S.p.A.+..............................       1,002,113
    117,350    ENI S.p.A.+.................................................       1,777,711
    283,500    Snam Rete Gas S.p.A. .......................................       1,115,248
    353,100    Telecom Italia S.p.A.+......................................       3,200,489
-------------------------------------------------------------------------------------------
                                                                                  7,095,561
-------------------------------------------------------------------------------------------
JAPAN -- 14.2%
     28,000    Acom Co., Ltd. .............................................       1,013,892
     46,000    CANON INC...................................................       2,114,722
        228    East Japan Railway Co. .....................................       1,015,828
     13,900    FANUC Ltd...................................................         690,042
     12,400    Honda Motor Co., Ltd. ......................................         470,736

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
JAPAN -- 14.2% (CONTINUED)
     81,000    KAO Corp. ..................................................    $  1,510,450
    285,000    Nissan Motor Co., Ltd. .....................................       2,729,799
        976    NTT DoCoMo, Inc. ...........................................       2,117,225
     52,200    Takeda Chemical Industries, Ltd. ...........................       1,929,381
    272,000    Tokyo Gas Co., Ltd. ........................................         782,946
-------------------------------------------------------------------------------------------
                                                                                 14,375,021
-------------------------------------------------------------------------------------------
NETHERLANDS -- 9.4%
     88,100    ABN AMRO Holdings N.V. .....................................       1,687,262
     43,586    Heineken N.V. ..............................................       1,549,166
    189,700    Koninklijke KPN N.V.*.......................................       1,346,309
     68,072    Koninklijke (Royal) Philips Electronics N.V. ...............       1,296,645
     79,000    Royal Dutch Petroleum Co.+..................................       3,672,956
-------------------------------------------------------------------------------------------
                                                                                  9,552,338
-------------------------------------------------------------------------------------------
NORWAY -- 0.5%
     62,600    Statoil ASA.................................................         533,697
-------------------------------------------------------------------------------------------
SINGAPORE -- 1.7%
    152,700    Overseas-Chinese Banking Corp. Ltd. ........................         867,244
    127,624    United Overseas Bank Ltd. ..................................         898,786
-------------------------------------------------------------------------------------------
                                                                                  1,766,030
-------------------------------------------------------------------------------------------
SPAIN -- 3.4%
     65,600    Altadis, S.A.+..............................................       1,684,187
    103,900    Endesa, S.A.+...............................................       1,742,471
-------------------------------------------------------------------------------------------
                                                                                  3,426,658
-------------------------------------------------------------------------------------------
SWEDEN -- 1.0%
     38,000    Sandvik AB+.................................................         995,722
-------------------------------------------------------------------------------------------
SWITZERLAND -- 7.6%
     78,000    Compagnie Financiere Richemont AG...........................       1,263,835
     76,000    Credit Suisse Group.........................................       2,004,587
     35,600    Novartis AG.................................................       1,411,779
      6,000    Roche Holding AG............................................         471,663
     44,900    UBS AG......................................................       2,503,119
-------------------------------------------------------------------------------------------
                                                                                  7,654,983
-------------------------------------------------------------------------------------------
UNITED KINGDOM -- 30.6%
    377,800    Barclays PLC................................................       2,810,097
    213,200    Boots Co. PLC...............................................       2,285,304
    309,600    BP PLC......................................................       2,150,579
     70,670    BT Group PLC................................................         238,001
    174,096    Cadbury Schweppes PLC.......................................       1,030,193
    201,174    Diageo PLC..................................................       2,151,409
    182,100    GlaxoSmithKline PLC.........................................       3,681,147
    354,019    HSBC Holdings PLC...........................................       4,189,733
    113,820    Imperial Tobacco Group PLC..................................       2,037,482
    421,800    Kingfisher PLC*.............................................       1,932,969

                       SEE NOTES TO FINANCIAL STATEMENTS.
 6

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

  SHARES                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
UNITED KINGDOM -- 30.6% (CONTINUED)
     81,000    Royal Bank of Scotland Group PLC............................    $  2,276,044
    300,300    Tesco PLC...................................................       1,088,283
    160,600    Unilever PLC................................................       1,280,825
  1,992,100    Vodafone Group PLC..........................................       3,901,901
-------------------------------------------------------------------------------------------
                                                                                 31,053,967
-------------------------------------------------------------------------------------------
               TOTAL STOCK (Cost -- $97,366,197)...........................     100,416,884
-------------------------------------------------------------------------------------------
                                           FACE
                                         SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
$   889,000    State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                 at maturity --
                 $889,025; (Fully collateralized by U.S. Treasury Bonds,
                 5.250% due 2/15/29;
                 Market value -- $908,957) (Cost -- $889,000)..............         889,000
-------------------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100.0% (Cost -- $98,255,197**).........    $101,305,884
-------------------------------------------------------------------------------------------

 + All or a portion of this security is on loan (See Note 8).
 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

--------------------------------------------------------------------------------
 LOANED SECURITIES COLLATERAL (UNAUDITED)                          JUNE 30, 2003

                      LAZARD INTERNATIONAL STOCK PORTFOLIO

   FACE
  AMOUNT                                 SECURITY                                 VALUE
-------------------------------------------------------------------------------------------
$14,563,828    State Street Navigator Securities Lending Trust Prime
               Portfolio (Cost -- $14,563,828).............................    $ 14,563,828
-------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COMMON STOCK -- 94.4%
----------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.5%
      9,520   Alliant Techsystems Inc.*...................................  $    494,183
     25,600   Lockheed Martin Corp. ......................................     1,217,792
      7,910   Northrop Grumman Corp. .....................................       682,554
----------------------------------------------------------------------------------------
                                                                               2,394,529
----------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 0.4%
     12,520   Expeditors International of Washington, Inc. ...............       433,693
      3,900   FedEx Corp. ................................................       241,917
----------------------------------------------------------------------------------------
                                                                                 675,610
----------------------------------------------------------------------------------------
AIRLINES -- 0.4%
     14,100   JetBlue Airways Corp.*......................................       596,289
----------------------------------------------------------------------------------------
BANKS -- 0.8%
     12,200   Banknorth Group, Inc. ......................................       311,344
      7,500   First Tennessee National Corp. .............................       329,325
     15,250   Mellon Financial Corp. .....................................       423,188
      3,700   Northern Trust Corp. .......................................       154,623
----------------------------------------------------------------------------------------
                                                                               1,218,480
----------------------------------------------------------------------------------------
BEVERAGES -- 1.3%
      4,200   The Pepsi Bottling Group, Inc. .............................        84,084
     44,000   PepsiCo, Inc. ..............................................     1,958,000
----------------------------------------------------------------------------------------
                                                                               2,042,084
----------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 5.1%
      3,900   Affymetrix, Inc.*...........................................        76,869
     43,520   Amgen, Inc.*................................................     2,891,469
      9,240   Biogen, Inc.*...............................................       351,120
      7,100   Celgene Corp.*..............................................       215,840
      4,300   Genentech, Inc.*............................................       310,116
     34,510   Genzyme Corp. - General Division*...........................     1,442,518
     17,800   Gilead Sciences, Inc.*......................................       989,324
      4,100   ICOS Corp.*.................................................       150,675
     15,900   IDEC Pharmaceuticals Corp.*.................................       540,600
     10,790   Invitrogen Corp.*...........................................       414,012
     15,060   MedImmune, Inc.*............................................       547,732
----------------------------------------------------------------------------------------
                                                                               7,930,275
----------------------------------------------------------------------------------------
CHEMICALS -- 0.6%
     14,800   Praxair, Inc. ..............................................       889,480
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 7.3%
      6,790   Apollo Group, Inc., Class A Shares*.........................       419,350
     26,350   ARAMARK Corp., Class B Shares*..............................       590,767
    117,160   The BISYS Group, Inc.*......................................     2,152,229
      1,200   Career Education Corp.*.....................................        82,104
    100,610   Cendant Corp.*..............................................     1,843,175
     12,200   ChoicePoint Inc.*...........................................       421,144

                       SEE NOTES TO FINANCIAL STATEMENTS.
 8

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 7.3% (CONTINUED)
     37,850   DST Systems, Inc.*..........................................  $  1,438,300
     27,810   First Data Corp. ...........................................     1,152,446
     15,810   Fiserv, Inc.*...............................................       562,994
     10,630   Iron Mountain Inc.*.........................................       394,267
     12,220   Manpower Inc................................................       453,240
      5,600   Monster Worldwide, Inc.*....................................       110,488
      6,800   Paychex, Inc................................................       199,308
     11,000   Robert Half International Inc.*.............................       208,340
     29,640   Weight Watchers International, Inc.*........................     1,348,324
----------------------------------------------------------------------------------------
                                                                              11,376,476
----------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.2%
     11,800   Adtran, Inc.*...............................................       605,222
     17,970   Advanced Fibre Communications, Inc.*........................       292,372
    136,378   Cisco Systems, Inc.*........................................     2,276,149
      8,400   Scientific-Atlanta, Inc. ...................................       200,256
----------------------------------------------------------------------------------------
                                                                               3,373,999
----------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 3.2%
     11,600   Apple Computer, Inc.*.......................................       221,792
     61,670   Dell Computer Corp.*+.......................................     1,970,973
     36,100   Hewlett-Packard Co. ........................................       768,930
     19,130   International Business Machines Corp........................     1,578,225
      4,120   Lexmark International, Inc.*................................       291,572
     12,600   Seagate Technology, Inc.* ..................................       222,390
----------------------------------------------------------------------------------------
                                                                               5,053,882
----------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%
     13,760   Smurfit-Stone Container Corp.*..............................       179,293
----------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 5.0%
      3,500   Affiliated Managers Group*..................................       213,325
      4,930   American Express Co. .......................................       206,123
     29,400   Ameritrade Holding Corp.*...................................       217,854
     15,500   E*TRADE Group, Inc.*........................................       131,750
     21,090   Fannie Mae..................................................     1,422,310
     10,200   Freddie Mac.................................................       517,854
     13,860   The Goldman Sachs Group, Inc. ..............................     1,160,775
     21,530   Investors Financial Services Corp. .........................       624,585
      3,500   Legg Mason, Inc. ...........................................       227,325
      7,170   Lehman Brothers Holdings, Inc. .............................       476,662
     30,100   Merrill Lynch & Co., Inc. ..................................     1,405,068
     21,900   SLM Corp. ..................................................       857,823
      6,600   T. Rowe Price Group Inc. ...................................       249,150
      4,500   Waddell & Reed Financial, Inc. .............................       115,515
----------------------------------------------------------------------------------------
                                                                               7,826,119
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.4%
      3,500   Energizer Holdings, Inc.*...................................  $    109,900
     19,290   Rockwell Automation, Inc. ..................................       459,874
----------------------------------------------------------------------------------------
                                                                                 569,774
----------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.5%
     20,010   Millipore Corp.*............................................       887,844
     31,700   Thermo Electron Corp.*......................................       666,334
     29,580   Waters Corp.*...............................................       861,665
----------------------------------------------------------------------------------------
                                                                               2,415,843
----------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 3.0%
     41,300   Baker Hughes, Inc. .........................................     1,386,441
     23,070   BJ Services Co.*............................................       861,895
      7,720   Cooper Cameron Corp.*.......................................       388,934
     30,800   GlobalSantaFe Corp..........................................       718,872
      9,000   Nabors Industries, Ltd.*....................................       355,950
        350   Noble Corp.*................................................        12,005
     10,400   Rowan Cos., Inc.*...........................................       232,960
      7,800   Schlumberger Ltd. ..........................................       371,046
      8,200   Smith International, Inc.*..................................       301,268
----------------------------------------------------------------------------------------
                                                                               4,629,371
----------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 1.2%
     26,590   CVS Corp. ..................................................       745,318
     24,200   Sysco Corp. ................................................       726,968
     12,060   Walgreen Co. ...............................................       363,006
----------------------------------------------------------------------------------------
                                                                               1,835,292
----------------------------------------------------------------------------------------
FOOD PRODUCTS -- 0.3%
      7,430   Archer-Daniels-Midland Co. .................................        95,624
      5,980   Hershey Foods Corp. ........................................       416,567
----------------------------------------------------------------------------------------
                                                                                 512,191
----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.1%
      5,700   Alcon, Inc. ................................................       260,490
     23,900   Apogent Technologies, Inc.*.................................       478,000
      5,600   Baxter International, Inc. .................................       145,600
      9,400   Boston Scientific Corp.*....................................       574,340
     54,080   Cytyc Corp.*................................................       568,922
     19,320   DENTSPLY International Inc. ................................       790,188
     15,370   Guidant Corp.*..............................................       682,274
     22,260   Medtronic, Inc..............................................     1,067,812
        400   St. Jude Medical, Inc.*.....................................        23,000
      4,420   Varian Medical Systems, Inc.*...............................       254,459
----------------------------------------------------------------------------------------
                                                                               4,845,085
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 5.0%
     16,400   AmerisourceBergen Corp. ....................................     1,137,340
     75,110   Caremark Rx, Inc.*..........................................     1,928,824

                       SEE NOTES TO FINANCIAL STATEMENTS.
 10

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 5.0% (CONTINUED)
     22,230   Express Scripts, Inc.*......................................  $  1,518,754
     50,850   Health Management Associates, Inc., Class A Shares..........       938,183
     10,580   Laboratory Corp. of America Holdings*.......................       318,987
      7,080   Lincare Holdings Inc.*......................................       223,091
     51,400   Tenet Healthcare Corp.*.....................................       598,810
     15,900   WebMD Corp.*................................................       172,197
     11,180   WellPoint Health Networks, Inc.*............................       942,474
----------------------------------------------------------------------------------------
                                                                               7,778,660
----------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 4.5%
     32,860   Brinker International, Inc.*................................     1,183,617
      7,390   CEC Entertainment Inc.*.....................................       272,913
      6,700   The Cheesecake Factory Inc.*................................       240,463
      5,500   Four Seasons Hotels, Inc. ..................................       237,930
     10,100   McDonald's Corp. ...........................................       222,806
     23,100   MGM MIRAGE*.................................................       789,558
     43,000   Outback Steakhouse, Inc. ...................................     1,677,000
     15,000   Royal Caribbean Cruises Ltd. ...............................       347,400
     10,260   Starbucks Corp.*............................................       251,575
     49,750   Starwood Hotels & Resorts Worldwide, Inc. ..................     1,422,353
     12,500   Wendy's International, Inc. ................................       362,125
----------------------------------------------------------------------------------------
                                                                               7,007,740
----------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.3%
      9,600   Ethan Allen Interiors Inc. .................................       337,536
      5,500   Newell Rubbermaid Inc. .....................................       154,000
----------------------------------------------------------------------------------------
                                                                                 491,536
----------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.4%
      4,200   Kimberly-Clark Corp. .......................................       218,988
      4,400   The Procter & Gamble Co. ...................................       392,392
----------------------------------------------------------------------------------------
                                                                                 611,380
----------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 1.8%
      3,170   3M Co. .....................................................       408,867
     23,030   General Electric Co. .......................................       660,500
     95,500   Tyco International Ltd. ....................................     1,812,590
----------------------------------------------------------------------------------------
                                                                               2,881,957
----------------------------------------------------------------------------------------
INSURANCE -- 1.8%
      6,370   ACE Ltd. ...................................................       218,427
      5,930   Arthur J. Gallagher & Co. ..................................       161,296
     17,500   Marsh & McLennan Cos., Inc. ................................       893,725
      9,940   MetLife, Inc. ..............................................       281,501
     18,700   Willis Group Holdings Ltd.*.................................       575,025
      8,740   XL Capital Ltd., Class A Shares.............................       725,420
----------------------------------------------------------------------------------------
                                                                               2,855,394
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
INTERNET AND CATALOG RETAIL -- 0.3%
      4,700   eBay Inc.*..................................................  $    489,646
----------------------------------------------------------------------------------------
INTERNET SOFTWARE AND SERVICES -- 0.8%
     10,600   Expedia, Inc., Class A Shares*..............................       809,628
     12,480   Yahoo! Inc.*................................................       408,845
----------------------------------------------------------------------------------------
                                                                               1,218,473
----------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.8%
     16,610   Affiliated Computer Services Inc., Class A Shares*..........       759,575
     21,100   BearingPoint, Inc.*.........................................       203,615
     74,150   SunGard Data Systems Inc.*..................................     1,921,227
----------------------------------------------------------------------------------------
                                                                               2,884,417
----------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.4%
     32,150   Mattel, Inc. ...............................................       608,278
----------------------------------------------------------------------------------------
MACHINERY -- 0.3%
      7,000   ITT Industries, Inc. .......................................       458,220
----------------------------------------------------------------------------------------
MEDIA -- 11.8%
     36,720   AOL Time Warner Inc.*.......................................       590,825
     37,980   Clear Channel Communications, Inc.*.........................     1,609,972
              Comcast Corp.:
     13,230     Class A Shares*...........................................       399,281
     44,000     Special Class A Shares*...................................     1,268,520
     22,020   Cox Communications, Inc., Class A Shares*...................       702,438
      9,730   The E.W. Scripps Co., Class A Shares........................       863,246
     86,680   EchoStar Communications Corp., Class A Shares*..............     3,000,858
     19,630   Entercom Communications Corp.*..............................       962,066
      7,720   Fox Entertainment Group Inc., Class A Shares*...............       222,182
      5,100   Getty Images, Inc.*.........................................       210,630
     11,590   Hearst-Argyle Television, Inc.*.............................       300,181
      4,860   Hispanic Broadcasting Corp.*................................       123,687
     28,850   InterActiveCorp.*...........................................     1,141,595
      5,370   Lamar Advertising Co.*......................................       189,078
     69,200   Liberty Media Corp., Class A Shares*........................       799,952
      3,700   Lin TV Corp., Class A Shares*...............................        87,135
      5,940   The McGraw-Hill Cos., Inc. .................................       368,280
      8,230   Meredith Corp. .............................................       362,120
      6,800   The New York Times Co., Class A Shares......................       309,400
     15,200   Tribune Co. ................................................       734,160
      9,760   Univision Communications Inc., Class A Shares*..............       296,704
     51,640   Viacom Inc., Class B Shares*................................     2,254,602
     25,100   The Walt Disney Co. ........................................       495,725
     31,540   Westwood One, Inc.*.........................................     1,070,152
----------------------------------------------------------------------------------------
                                                                              18,362,789
----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 2.0%
     12,690   Family Dollar Stores, Inc. .................................       484,124
     17,180   Kohl's Corp.*...............................................       882,708

                       SEE NOTES TO FINANCIAL STATEMENTS.
 12

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 2.0% (CONTINUED)
     34,570   Target Corp. ...............................................  $  1,308,129
      8,990   Wal-Mart Stores Inc. .......................................       482,493
----------------------------------------------------------------------------------------
                                                                               3,157,454
----------------------------------------------------------------------------------------
OIL AND GAS -- 0.3%
     10,980   EnCana Corp. ...............................................       421,303
----------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.5%
     21,050   International Paper Co. ....................................       752,117
----------------------------------------------------------------------------------------
PERSONAL PRODUCTS -- 1.2%
     27,340   Avon Products, Inc. ........................................     1,700,548
      5,780   The Gillette Co. ...........................................       184,151
----------------------------------------------------------------------------------------
                                                                               1,884,699
----------------------------------------------------------------------------------------
PHARMACEUTICALS -- 5.8%
     34,700   Abbott Laboratories.........................................     1,518,472
     20,480   Forest Laboratories, Inc.*..................................     1,121,280
     22,500   ICN Pharmaceuticals, Inc. ..................................       377,100
      3,960   InterMune, Inc.*............................................        63,796
      6,700   Johnson & Johnson...........................................       346,390
     11,500   Medicis Pharmaceutical Corp., Class A Shares................       652,050
     14,610   Mylan Laboratories Inc. ....................................       507,990
     27,300   Pfizer Inc. ................................................       932,295
     55,900   Schering-Plough Corp. ......................................     1,039,740
     13,400   SICOR Inc.*.................................................       272,556
     26,820   Teva Pharmaceutical Industries Ltd., Sponsored ADR..........     1,526,863
      6,200   Watson Pharmaceuticals, Inc.*...............................       250,294
      9,400   Wyeth.......................................................       428,170
----------------------------------------------------------------------------------------
                                                                               9,036,996
----------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.2%
      7,420   Swift Transportation Co.*...................................       138,160
      5,100   Werner Enterprises, Inc. ...................................       108,120
----------------------------------------------------------------------------------------
                                                                                 246,280
----------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 4.4%
    125,600   Agere Systems, Inc.*........................................       288,880
     46,600   Altera Corp.*...............................................       764,240
     57,910   Analog Devices, Inc.*.......................................     2,016,426
     10,600   Lam Research Corp.*.........................................       193,026
     16,080   Linear Technology Corp. ....................................       517,937
     16,570   Maxim Integrated Products, Inc. ............................       566,528
     41,900   Microchip Technology Inc. ..................................     1,031,997
     33,770   Novellus Systems, Inc.*.....................................     1,236,691
      7,200   Texas Instruments Inc. .....................................       126,720
      7,200   Xilinx, Inc.*...............................................       182,232
----------------------------------------------------------------------------------------
                                                                               6,924,677
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
SOFTWARE -- 7.4%
     45,100   Amdocs Ltd.*................................................  $  1,082,400
     34,180   BEA Systems, Inc.*..........................................       371,195
     14,100   Business Objects SA*........................................       309,495
      5,480   Mercury Interactive Corp.*..................................       211,583
    132,820   Microsoft Corp.*............................................     3,401,520
     54,560   Network Associates, Inc.*...................................       691,821
    118,030   Oracle Corp.*...............................................     1,418,721
     27,200   SAP AG, Sponsored ADR.......................................       794,784
     15,000   Symantec Corp.*.............................................       657,900
     91,690   VERITAS Software Corp.*.....................................     2,628,752
----------------------------------------------------------------------------------------
                                                                              11,568,171
----------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.8%
     71,340   The Home Depot, Inc. .......................................     2,362,781
      2,200   Lowe's Cos., Inc. ..........................................        94,490
     32,690   Office Depot, Inc.*.........................................       474,332
     34,690   PETsMART, Inc.*.............................................       578,282
     66,500   Staples, Inc.*..............................................     1,220,275
     19,630   The Talbots, Inc. ..........................................       578,104
     20,800   Tiffany & Co. ..............................................       679,744
     30,300   The TJX Cos., Inc. .........................................       570,852
     32,500   Williams-Sonoma, Inc.*......................................       949,000
----------------------------------------------------------------------------------------
                                                                               7,507,860
----------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
     51,120   American Tower Corp., Class A Shares*.......................       452,412
     66,800   AT&T Wireless Services Inc.*................................       548,428
    110,000   Sprint Corp. (PCS Group)*...................................       632,500
     13,666   Vodafone Group PLC, Sponsored ADR...........................       268,537
----------------------------------------------------------------------------------------
                                                                               1,901,877
----------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $128,768,107)...................   147,413,996
----------------------------------------------------------------------------------------
FOREIGN STOCK -- 2.3%
----------------------------------------------------------------------------------------
GERMANY -- 0.9%
     31,400   Bayerische Motoren Werke (BMW) AG...........................     1,209,948
      1,900   SAP AG......................................................       224,448
----------------------------------------------------------------------------------------
                                                                               1,434,396
----------------------------------------------------------------------------------------
NETHERLANDS -- 0.5%
     21,210   ASM International N.V., NY Registered Shares*...............       202,768
     27,470   STMicroelectronics N.V., NY Registered Shares...............       571,101
----------------------------------------------------------------------------------------
                                                                                 773,869
----------------------------------------------------------------------------------------
SWITZERLAND -- 0.7%
     26,870   Novartis AG*................................................     1,065,576
----------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 14

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         MFS EMERGING GROWTH PORTFOLIO

  SHARES                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
UNITED KINGDOM -- 0.2%
      8,700   AstraZeneca PLC.............................................  $    349,440
----------------------------------------------------------------------------------------
              TOTAL FOREIGN STOCK (Cost -- $3,264,651)....................     3,623,281
----------------------------------------------------------------------------------------

   FACE
  AMOUNT                               SECURITY                               VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 3.3%
$5,217,000   Federal Home Loan Bank, Discount Notes, zero coupon bond due
               7/1/03 (Cost -- $5,217,000)...............................     5,217,000
---------------------------------------------------------------------------------------
             TOTAL INVESTMENTS -- 100.0% (Cost -- $137,249,758**)........  $156,254,277
---------------------------------------------------------------------------------------

 * Non-income producing security.
 + Subsequent to the reporting period, the company changed its name to Dell Inc. ** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:

   ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 94.3%
----------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.7%
$  175,000   B            Alliant Techsystems Inc., Sr. Sub. Notes, 8.500% due 5/15/11.....    $   195,125
   132,000   B            Anteon Corp., Sr. Sub. Notes, 12.000% due 5/15/09................        145,860
    75,000   B+           Esterline Technologies, Sr. Sub. Notes, 7.750% due 6/15/13 (b)...         77,250
----------------------------------------------------------------------------------------------------------
                                                                                                   418,235
----------------------------------------------------------------------------------------------------------
AUTOMOTIVE -- 4.1%
    50,000   CCC+         Accuride Corp., Sr. Sub. Notes, Series B, 9.250% due 2/1/08......         46,313
   100,000   B2*          Advanced Accessory Systems, Sr. Notes, 10.750% due 6/15/11 (b)...        106,500
   250,000   Ba2*         American Axle & Manufacturing Inc., Sr. Sub. Notes, 9.750% due
                            3/1/09.........................................................        270,000
                          Arvin Industries, Inc.:
   100,000   Baa3*          Notes, 7.125% due 3/15/09......................................        105,625
   100,000   Baa3*          Sr. Notes, 6.750% due 3/15/08..................................        104,500
    75,000   Baa3*        Arvinmeritor Inc., Sr. Notes, 8.750% due 3/1/12..................         84,375
                          General Motors Corp., Sr. Notes:
   175,000   Baa1*          7.125% due 7/15/13.............................................        174,312
   175,000   Baa1*          8.375% due 7/15/33.............................................        172,254
                          Lear Corp., Sr. Notes, Series B:
   200,000   BB+            7.960% due 5/15/05.............................................        214,000
   525,000   BB+            8.110% due 5/15/09.............................................        603,750
   225,000   B            Stoneridge Inc., Sr. Notes, 11.500% due 5/1/12...................        253,125
   350,000   B+           TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13 (b).....        383,250
   100,000   B            United Components Inc., Sr. Sub. Notes, 9.375% due 6/15/13 (b)...        104,250
----------------------------------------------------------------------------------------------------------
                                                                                                 2,622,254
----------------------------------------------------------------------------------------------------------
BEVERAGE AND TOBACCO -- 0.9%
                          Constellation Brands, Inc., Sr. Notes, Series B:
   150,000   BB             8.000% due 2/15/08.............................................        165,375
    50,000   Ba3*           8.125% due 1/15/12.............................................         54,250
   200,000   B+           Cott Beverages Inc., Sr. Sub. Notes, 8.000% due 12/15/11.........        217,000
                          DIMON Inc., Sr. Notes:
    50,000   BB             7.750% due 6/1/13 (b)..........................................         51,625
   100,000   BB             Series B, 9.625% due 10/15/11..................................        110,500
----------------------------------------------------------------------------------------------------------
                                                                                                   598,750
----------------------------------------------------------------------------------------------------------
BROADCAST RADIO AND TELEVISION -- 3.0%
   250,000   BBB-         Chancellor Media Corp., Sr. Sub. Notes, 8.000% due 11/1/08.......        291,875
                          Lamar Media Corp., Sr. Sub. Notes:
   100,000   Ba3*           7.250% due 1/1/13..............................................        106,500
    75,000   Ba3*           7.250% due 1/1/13 (b)..........................................         79,875
   125,000   Baa3*        Liberty Media Corp., Sr. Notes, 7.750% due 7/15/09...............        145,830
   125,000   B            Muzak LLC/Muzak Finance, Sr. Notes, 10.000% due 2/15/09 (b)......        131,563
   350,000   Ba3*         PanAmSat Corp., Sr. Notes, 8.500% due 2/1/12.....................        380,625
   300,000   B            Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.750% due
                            12/15/11.......................................................        330,750
   200,000   B+           Vivendi Universal SA, Sr. Notes, 9.250% due 4/15/10 (b)..........        228,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 16

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
BROADCAST RADIO AND TELEVISION -- 3.0% (CONTINUED)
                          XM Satellite Radio Inc.:
$  197,950   CCC+           Sr. Discount Notes, step bond to yield 21.882% due 12/31/09....    $   142,025
   100,000   CCC+           Sr. Notes, 12.000% due 6/15/10 (b).............................         98,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,936,043
----------------------------------------------------------------------------------------------------------
BUILDING AND DEVELOPMENT -- 2.1%
   100,000   B            American Builders & Contractors Supply Co., Sr. Sub. Notes,
                            Series B,
                            10.625% due 5/15/07............................................        104,250
   125,000   B            Associated Materials Inc., Sr. Sub. Notes, 9.750% due 4/15/12....        137,031
   125,000   B-           Brand Services, Inc., Sr. Sub. Notes, 12.000% due 10/15/12.......        143,125
   150,000   B            Collins & Aikman Floorcovering Inc., Sr. Sub. Notes, 9.750% due
                            2/15/10........................................................        157,500
   175,000   B-           Interline Brands Inc., Sr. Sub. Notes, 11.500% due 5/15/11 (b)...        185,500
   225,000   B            NCI Building Systems, Inc., Sr. Sub. Notes, Series B, 9.250% due
                            5/1/09.........................................................        241,875
   150,000   B+           Nortek Inc., Sr. Notes, Series B, 9.125% due 9/1/07..............        157,500
   175,000   BB           Shaw Group Inc., Sr. Notes, 10.750% due 3/15/10 (b)..............        175,875
----------------------------------------------------------------------------------------------------------
                                                                                                 1,302,656
----------------------------------------------------------------------------------------------------------
BUSINESS EQUIPMENT AND SERVICES -- 2.3%
   325,000   B-           Buhrmann U.S. Inc., Sr. Sub. Notes, 12.250% due 11/1/09..........        351,000
    50,000   B+           Cooperative Computing Inc., Sr. Notes, 10.500% due 6/15/11 (b)...         51,500
   125,000   B+           Danka Business Systems PLC, Sr. Notes, 11.000% due 6/15/10 (b)...        123,750
   150,000   BBB-++       Unisys Corp., Sr. Notes, 6.875% due 3/15/10......................        156,750
    50,000   BB++         Xerox Cap Europe PLC, Notes, 5.875% due 5/15/04..................         50,500
                          Xerox Corp., Sr. Notes:
   450,000   BB++           9.750% due 1/15/09 (b).........................................        508,500
   225,000   BB++           7.625% due 6/15/13.............................................        226,406
----------------------------------------------------------------------------------------------------------
                                                                                                 1,468,406
----------------------------------------------------------------------------------------------------------
CABLE TELEVISION -- 4.8%
                          Charter Communications Holdings LLC, Sr. Discount Notes:
   450,000   CCC-           Step bond to yield 11.758% due 1/15/11.........................        236,250
   925,000   CCC-           Step bond to yield 10.926% due 4/1/11..........................        612,813
                          CSC Holdings Inc.:
   375,000   BB-            Sr. Notes, 7.875% due 12/15/07.................................        385,313
   300,000   B+             Sr. Sub. Debentures, 9.875% due 2/15/13........................        315,000
   325,000   B1*          DirectTV Holdings/Finance, Sr. Notes, 8.375% due 3/15/13 (b).....        364,000
                          Echostar DBS Corp., Sr. Notes:
   100,000   BB-            10.375% due 10/1/07............................................        111,250
   425,000   BB-            9.375% due 2/1/09..............................................        455,280
   175,000   BBB          Lenfest Communications Inc., Sr. Notes, 8.375% due 11/1/05.......        197,615
    50,000   B-           LodgeNet Entertainment Corp., Sr. Sub. Notes, 9.500% due
                            6/15/13........................................................         51,500
   300,000   B            Quebecor Media, Inc., Sr. Notes, 11.125% due 7/15/11.............        345,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,074,021
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CHEMICALS AND PLASTICS -- 3.5%
$  175,000   B-           Compass Minerals Group Inc., Sr. Sub. Notes, 10.000% due
                            8/15/11........................................................    $   196,875
   250,000   BB           Equistar Chemical, L.P., Sr. Notes, 10.125% due 9/1/08...........        258,750
   125,000   BB+          FMC Corp., Secured Notes, 10.250% due 11/1/09....................        141,250
                          Foamex L.P.:
   125,000   B-             Sr. Notes, 10.750% due 4/1/09..................................        100,625
                            Sr. Sub. Notes:
   100,000   CCC+             13.500% due 8/15/05..........................................         41,000
   100,000   CCC+             9.875% due 6/15/07...........................................         39,000
   125,000   C*           General Chemical Industrial Products Inc., Sr. Sub. Notes,
                            10.625% due 5/1/09 (c).........................................         38,125
    50,000   B            Huntsman Advanced Materials LLC, Sr. Secured Notes, 11.000% due
                            7/15/10 (b)....................................................         52,250
   350,000   B-           Huntsman ICI Chemicals LLC, Sr. Sub. Notes, 10.125% due 7/1/09...        337,750
                          Lyondell Chemical Co.:
                            Sr. Notes:
   225,000   BB               9.500% due 12/15/08..........................................        214,875
   150,000   BB               Series B, 9.875% due 5/1/07..................................        147,750
   250,000   B+             Sr. Sub. Notes, 10.875% due 5/1/09.............................        233,750
   100,000   BB-          Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11 (b).................        104,000
                          Salt Holdings Corp.:
   275,000   B-             Sr. Discount Notes, step bond to yield 11.996% due 6/1/13
                            (b)............................................................        155,375
   150,000   B-             Sr. Notes, step bond to yield 12.791% due 12/15/12 (b).........        101,625
   150,000   Caa3*        Texas Petrochemical Corp., Sr. Sub. Notes, 11.125% due 7/1/06....         41,250
----------------------------------------------------------------------------------------------------------
                                                                                                 2,204,250
----------------------------------------------------------------------------------------------------------
CLOTHING AND TEXTILES -- 1.9%
   200,000   B3*          GFSI Inc., Sr. Sub. Notes, Series B, 9.625% due 3/1/07...........        171,000
    50,000   NR           Glenoit Corp., Notes, 11.000% due 4/15/07 (c)(d).................          1,000
   300,000   BB-          Levi Strauss & Co., Sr. Notes, 11.625% due 1/15/08...............        258,750
   150,000   BB-          Phillips Van-Heusen Corp., Sr. Notes, 8.125% due 5/1/13 (b)......        154,688
   200,000   BB           Russell Corp., Sr. Notes, 9.250% due 5/1/10......................        219,000
   150,000   B            Warnaco Inc., Sr. Notes, 8.875% due 6/15/13 (b)..................        156,000
   200,000   B            William Carter Co., Sr. Sub. Notes, Series B, 10.875% due
                            8/15/11........................................................        227,000
----------------------------------------------------------------------------------------------------------
                                                                                                 1,187,438
----------------------------------------------------------------------------------------------------------
CONGLOMERATES -- 0.5%
   300,000   B-           Eagle Picher Industries Inc., Sr. Sub. Notes, 9.375% due
                            3/1/08.........................................................        282,000
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.5%
   200,000   Baa1*        Albecca, Inc., Sr. Sub. Notes, 10.750% due 8/15/08...............        213,500
   125,000   B2*          Alltrista Corp., Sr. Sub. Notes, 9.750% due 5/1/12...............        134,375
   250,000   B+           American Achievement Corp., Sr. Notes, Series B, 11.625% due
                            1/1/07.........................................................        268,750
   200,000   BB+          American Greetings Corp., Sr. Sub. Notes, 11.750% due 7/15/08....        234,000
   225,000   B            Amscan Holdings, Inc., Sr. Sub. Notes, 9.875% due 12/15/07.......        229,500
   175,000   B2*          Armkel LLC, Sr. Sub. Notes, 9.500% due 8/15/09...................        196,000
   200,000   B2*          Chattem Inc., Sr. Sub. Notes, Series B, 8.875% due 4/1/08........        207,500
    50,000   B-           Commemorative Brands Inc., Sr. Sub. Notes, 11.000% due 1/15/07...         47,750
    50,000   NR           Diamond Brand Operating Corp., Sr. Sub. Notes, 10.125% due
                            4/15/08 (c)....................................................              5
   100,000   B-           Icon Health & Fitness Inc., Sr. Sub. Notes, 11.250% due 4/1/12...        107,000
    75,000   B            Jacuzzi Brands Inc., Sr. Notes, 9.625% due 7/1/10 (b)............         75,000
   100,000   B2*          Jarden Corp., Sr. Sub. Notes, 9.750% due 5/1/12..................        107,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 18

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 5.5% (CONTINUED)
$  200,000   B            Jostens Inc., Sr. Sub. Notes, 12.750% due 5/1/10.................    $   237,000
   125,000   B-           Le-Natures Inc., Sr. Sub. Notes, 9.000% due 6/15/13 (b)..........        129,375
   250,000   B-           Playtex Products Inc., Sr. Sub. Notes, 9.375% due 6/1/11.........        251,250
    50,000   B2*          Remington Arms Co., Sr. Notes, 10.500% due 2/1/11 (b)............         52,500
   175,000   BB+          Royal Caribbean Cruises Ltd., Sr. Notes, 8.000% due 5/15/10......        182,875
                          Sealy Mattress Co., Sr. Sub. Notes:
    50,000   B-             9.875% due 12/15/07 (b)........................................         50,000
                            Series B:
   175,000   B-                9.875% due 12/15/07.........................................        175,000
    25,000   B-                10.875% due 12/15/07........................................         25,625
   150,000   B-           True Temper Sports Inc., Sr. Sub. Notes, Series B, 10.875% due
                            12/1/08........................................................        160,500
   250,000   B-           United Industries Corp., Sr. Sub. Notes, Series B, 9.875% due
                            4/1/09.........................................................        265,000
   150,000   B-           Volume Service America Inc., Sr. Sub. Notes, 11.250% due
                            3/1/09.........................................................        150,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,500,005
----------------------------------------------------------------------------------------------------------
CONTAINERS AND GLASS PRODUCTS -- 3.9%
   125,000   B-           Berry Plastics Corp., Sr. Sub. Notes, 10.750% due 7/15/12........        138,125
                          Graham Packaging, Sr. Sub. Notes, Series B:
   175,000   CCC+           5.545% due 1/15/08.............................................        157,500
   175,000   CCC+           8.750% due 1/15/08.............................................        175,000
   200,000   B+           Greif Bros. Corp., Sr. Sub. Notes, 8.875% due 8/1/12.............        216,000
   150,000   B-           Huntsman Packaging Corp., 13.000% due 6/1/10.....................        141,750
                          Owens-Brockway Glass Container Inc., Sr. Notes:
   250,000   BB             8.875% due 2/15/09.............................................        272,500
   150,000   BB             7.750% due 5/15/11 (b).........................................        159,375
   100,000   B+             8.250% due 5/15/13 (b).........................................        105,000
   350,000   B+           Owens Illinois Inc., Sr. Notes, 8.100% due 5/15/07...............        360,500
   175,000   B+           Plastipak Holdings, Inc., Sr. Notes, 10.750% due 9/1/11..........        188,125
                          Pliant Corp., Sr. Sub. Notes:
    50,000   B-             11.125% due 9/1/09 (b).........................................         53,375
   150,000   B-             13.000% due 6/1/10.............................................        141,750
    15,286   NR           Russell-Stanley Holdings Inc., Sr. Sub. Notes, Payment-in-Kind,
                            9.000% due 11/30/08 (b)........................................              2
                          Tekni-Plex Inc., Sr. Sub. Notes:
   125,000   B-             12.750% due 6/15/10 (b)........................................        122,500
   225,000   B-             Series B, 12.750% due 6/15/10..................................        220,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,452,002
----------------------------------------------------------------------------------------------------------
ECOLOGICAL SERVICE AND EQUIPMENT -- 2.1%
                          Allied Waste North America Inc., Series B:
                            Sr. Notes:
   525,000   BB-              7.625% due 1/1/06............................................        546,655
   150,000   BB-              7.875% due 1/1/09............................................        157,688
   425,000   B+             Sr. Sub. Notes, 10.000% due 8/1/09.............................        453,688
   175,000   B            Synagro Technologies Inc., Sr. Sub. Notes, 9.500% due 4/1/09.....        188,125
----------------------------------------------------------------------------------------------------------
                                                                                                 1,346,156
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
ELECTRONICS -- 0.9%
$  250,000   Ba2*         Ingram Micro Inc., Sr. Sub. Notes, 9.875% due 8/15/08............    $   271,250
   100,000   B+           Legrand S.A., Sr. Notes, 10.500% due 2/15/13 (b).................        112,000
   175,000   BB+          Seagate Technology HDD Holdings, Sr. Notes, 8.000% due 5/15/09...        190,313
----------------------------------------------------------------------------------------------------------
                                                                                                   573,563
----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 5.2%
   250,000   B-           AgriLink Foods Inc., Sr. Sub. Notes, 11.875% due 11/1/08.........        270,625
                          Ahold Finance Inc., Sr. Notes:
    75,000   B+             8.250% due 7/15/10.............................................         77,250
    50,000   B+             6.875% due 5/1/29..............................................         43,000
   250,000   B            American Seafood Group LLC, Sr. Sub. Notes, 10.125% due
                            4/15/10........................................................        285,000
   150,000   B-           B&G Foods, Inc., Sr. Sub. Notes, Series D, 9.625% due 8/1/07.....        155,250
   400,000   B            Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (b).........        426,000
                          Dole Foods Co., Sr. Notes:
   125,000   BB-            8.625% due 5/1/09..............................................        132,813
   175,000   BB-            7.250% due 6/15/10 (b).........................................        176,313
   300,000   CCC+         Eagle Family Foods Holdings, Inc., Sr. Sub. Notes, Series B,
                            8.750% due 1/15/08.............................................        205,500
   100,000   B+           Land O' Lakes, Inc., Sr. Notes, 8.750% due 11/15/11..............         80,500
   175,000   B2*          Michael Foods, Inc., Sr. Sub. Notes, Series B, 11.750% due
                            4/1/11.........................................................        202,125
   150,000   Caa3*        New World Pasta Co., Sr. Sub. Notes, 9.250% due 2/15/09..........         48,000
   175,000   BB-          Pilgrim's Pride Corp., Sr. Notes, 9.625% due 9/15/11.............        187,686
                          Smithfield Foods Inc., Sr. Notes:
   200,000   BB             7.750% due 5/15/13 (b).........................................        215,500
   250,000   BB             Series B, 8.000% due 10/15/09..................................        271,875
   375,000   B            Smurfit-Stone Container Corp., Sr. Notes, 8.250% due 10/1/12.....        404,063
   125,000   B            Swift & Co., Sr. Sub. Notes, 12.500% due 1/1/10 (b)..............        129,375
----------------------------------------------------------------------------------------------------------
                                                                                                 3,310,875
----------------------------------------------------------------------------------------------------------
FOOD SERVICES -- 0.9%
   150,000   CCC+         Advantica Restaurant Group, Inc., Sr. Notes, 11.125% due
                            1/15/08........................................................        116,250
   150,000   B-           Buffets Inc., Sr. Sub. Notes, 11.250% due 7/15/10................        149,250
   250,000   B-           Carrols Corp., Sr. Notes, 9.500% due 12/1/08.....................        244,390
    75,000   B-           Dominos Inc., Sr. Sub. Notes, 8.250% due 7/1/11 (b)..............         77,813
----------------------------------------------------------------------------------------------------------
                                                                                                   587,703
----------------------------------------------------------------------------------------------------------
FOREST PRODUCTS AND PAPER -- 3.1%
                          Georgia Pacific Corp., Notes:
   500,000   BB+            7.500% due 5/15/06.............................................        515,000
   200,000   BB+            8.125% due 5/15/11.............................................        206,500
   275,000   BB+            9.375% due 2/1/13 (b)..........................................        304,562
                          MDP Acquisitions PLC:
   107,854   B              15.500% due 10/1/13 (b)........................................        124,032
   250,000   B              Sr. Notes, 9.625% due 10/1/12 (b)..............................        277,500

                       SEE NOTES TO FINANCIAL STATEMENTS.
 20

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
FOREST PRODUCTS AND PAPER -- 3.1% (CONTINUED)
                          Riverwood International Co.:
$  175,000   B3*            Sr. Notes, 10.625% due 8/1/07..................................    $   182,438
   125,000   CCC+           Sr. Sub. Notes, 10.875% due 4/1/08.............................        128,750
   225,000   B            Stone Container Corp., Sr. Notes, 9.750% due 2/1/11..............        247,500
----------------------------------------------------------------------------------------------------------
                                                                                                 1,986,282
----------------------------------------------------------------------------------------------------------
GAMING -- 7.1%
                          Boyd Gaming Corp., Sr. Sub. Notes:
   100,000   B+             8.750% due 4/15/12.............................................        110,000
   175,000   B+             7.750% due 12/15/12............................................        186,594
   200,000   B            Coast Hotels & Casinos, Inc., Sr. Sub. Notes, 9.500% due
                            4/1/09.........................................................        215,000
   500,000   BB+          Harrah's Operating Co., Inc., Sr. Sub. Notes, 7.875% due
                            12/15/05.......................................................        545,000
   225,000   B            Isle of Capri Casinos, Inc., Sr. Sub. Notes, 9.000% due
                            3/15/12........................................................        246,375
                          Mandalay Resort Group:
    50,000   BB+            Sr. Notes, 9.500% due 8/1/08...................................         57,500
   475,000   BB-            Sr. Sub. Notes, Series B, 10.250% due 8/1/07...................        539,125
                          MGM MIRAGE:
   150,000   BBB-           Sr. Notes, 8.500% due 9/15/10..................................        177,000
                            Sr. Sub. Notes:
   475,000   BB+               9.750% due 6/1/07...........................................        541,500
    50,000   BB+               8.375% due 2/1/11...........................................         57,125
                          Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
   100,000   BB-            8.750% due 1/1/09..............................................        108,250
    25,000   BB-            8.375% due 7/1/11..............................................         27,187
   100,000   BB-            8.000% due 4/1/12..............................................        108,500
   150,000   B+           MTR Gaming Group, Sr. Notes, 9.750% due 4/1/10 (b)...............        155,250
                          Park Place Entertainment Corp., Sr. Sub. Notes:
   275,000   BB+            7.875% due 3/15/10.............................................        297,000
   250,000   BB+            8.125% due 5/15/11.............................................        275,625
                          Penn National Gaming, Inc., Sr. Sub. Notes:
    50,000   B-             8.875% due 3/15/10.............................................         53,250
   175,000   B-             Series B, 11.125% due 3/1/08...................................        194,688
   200,000   B+           Sun International Hotels Ltd., Sr. Sub. Notes, 8.875% due
                            8/15/11........................................................        217,500
   225,000   B-           Venetian Casino Resort LLC/Las Vegas Sands Inc., Second Mortgage,
                            11.000% due 6/15/10............................................        254,812
   125,000   B3*          Wynn Las Vegas LLC/Corp., Second Mortgage, 12.000% due 11/1/10...        138,750
----------------------------------------------------------------------------------------------------------
                                                                                                 4,506,031
----------------------------------------------------------------------------------------------------------
HEALTHCARE SERVICES -- 4.7%
   200,000   B            Advanced Medical Optics Inc., Sr. Sub. Notes, 9.250% due
                            7/15/10........................................................        218,000
   200,000   B2*          Alaris Medical Systems Inc., Secured Notes, Series B, 11.625% due
                            12/1/06........................................................        244,000
   150,000   B-           Ameripath Inc., Sr. Sub. Notes, 10.500% due 4/1/13 (b)...........        161,625
                          Hanger Orthopedic Group, Sr. Sub. Notes:
    50,000   B              10.375% due 2/15/09............................................         55,500
   275,000   B-             11.250% due 6/15/09............................................        298,375
                          HCA Inc., Notes:
   350,000   BBB-           6.910% due 6/15/05.............................................        371,482
   375,000   BBB-           8.750% due 9/1/10..............................................        437,424

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
HEALTHCARE SERVICES -- 4.7% (CONTINUED)
$  325,000   B-           Kinetic Concepts, Inc., Sr. Sub. Notes, Series B, 9.625% due
                            11/1/07........................................................    $   339,625
   100,000   NR           Magellan Health Services, Inc., Sr. Notes, 9.375% due 11/15/07
                            (b)............................................................        100,500
   200,000   BBB          Manor Care Inc., Sr. Notes, 8.000% due 3/1/08....................        226,000
   100,000   B            Sybron Dental Specialties, Inc., Sr. Sub. Notes, 8.125% due
                            6/15/12........................................................        106,000
                          Tenet Healthcare Corp., Sr. Notes:
   100,000   BB+++          5.375% due 11/15/06............................................         96,500
    50,000   BB+++          6.375% due 12/1/11.............................................         46,500
   300,000   B3*          Vanguard Health Systems, Inc., Sr. Sub. Notes, 9.750% due
                            8/1/11.........................................................        300,000
----------------------------------------------------------------------------------------------------------
                                                                                                 3,001,531
----------------------------------------------------------------------------------------------------------
INDUSTRIAL PRODUCTS AND EQUIPMENT -- 3.6%
   200,000   B            Cabot Safety Corp., Sr. Sub. Notes, 12.500% due 7/15/05..........        205,000
   225,000   B            Euramax International PLC, Sr. Sub. Notes, 11.250% due 10/1/06...        232,875
                          Hexcel Corp.:
    50,000   B              Sr. Secured Notes, 9.875% due 10/1/08 (b)......................         55,250
   200,000   CCC+           Sr. Sub. Notes, 9.750% due 1/15/09.............................        200,000
   150,000   CCC+         MMI Products, Inc., Sr. Sub. Notes, Series B, 11.250% due
                            4/15/07........................................................        106,125
   100,000   C*           Neenah Corp., Sr. Sub. Notes, Series B, 11.125% due 5/1/07 (c)...         48,000
   200,000   B-           Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12..............        221,000
                          Tyco International Group S.A., Sr. Sub. Notes:
    75,000   BBB-           6.375% due 6/15/05.............................................         78,563
   350,000   BBB-           6.375% due 2/15/06.............................................        366,625
   425,000   BBB-           5.800% due 8/1/06..............................................        440,937
   134,000   B            Unifrax Investment Corp., Sr. Notes, 10.500% due 11/1/03.........        134,837
   200,000   B-           Wesco Distribution Inc., Sr. Sub. Notes, 9.125% due 6/1/08.......        187,500
----------------------------------------------------------------------------------------------------------
                                                                                                 2,276,712
----------------------------------------------------------------------------------------------------------
LEISURE AND ENTERTAINMENT -- 2.7%
   300,000   CCC+         AMC Entertainment Inc., Sr. Sub. Notes, 9.875% due 2/1/12........        324,000
   150,000   B3*          AMF Bowling Worldwide Inc., Sr. Sub. Notes, 13.000% due 9/1/08...        164,250
   150,000   B-           Cinemark USA Inc., Sr. Sub. Notes, 9.000% due 2/1/13 (b).........        163,500
   175,000   B+           Intrawest Corp., Sr. Notes, 10.500% due 2/1/10...................        189,000
   200,000   B            Regal Cinemas, Inc., Sr. Sub. Notes, Series B, 9.375% due
                            2/1/12.........................................................        221,500
   250,000   B            Six Flags Inc., Sr. Notes, 9.750% due 4/15/13 (b)................        248,750
   325,000   B2*          Universal City Development, Sr. Notes, 11.750% due 4/1/10 (b)....        358,313
    50,000   B2*          Worldspan LP/WS Corp., Sr. Notes, 9.625% due 6/15/11 (b).........         51,750
----------------------------------------------------------------------------------------------------------
                                                                                                 1,721,063
----------------------------------------------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 1.6%
   175,000   BB           AGCO Corp., Sr. Notes, 9.500% due 5/1/08.........................        189,875
   100,000   BB+          Briggs & Stratton Corp., Sr. Notes, 8.875% due 3/15/11...........        116,000
   150,000   NR           Clark Material Handling Co., Sr. Notes, Series D, 10.750% due
                            11/15/06 (c)...................................................            765
   225,000   CCC+         Columbus McKinnon Corp., Sr. Sub. Notes, 8.500% due 4/1/08.......        168,750

                       SEE NOTES TO FINANCIAL STATEMENTS.
 22

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
MACHINERY AND EQUIPMENT -- 1.6% (CONTINUED)
                          United Rentals Inc., Series B:
$  375,000   BB-            Sr. Notes, 10.750% due 4/15/08.................................    $   411,563
   150,000   B+             Sr. Sub. Notes, 9.000% due 4/1/09..............................        147,000
----------------------------------------------------------------------------------------------------------
                                                                                                 1,033,953
----------------------------------------------------------------------------------------------------------
MOTELS, HOTELS AND INNS -- 3.3%
   125,000   B2*          Courtyard by Marriott II, Sr. Secured Notes, Series B, 10.750%
                            due 2/1/08.....................................................        125,313
   100,000   B1*          FelCor Lodging Trust Inc., L.P., Sr. Notes, 9.500% due 9/15/08...        103,750
   250,000   B2*          Florida Panthers Holdings, Sr. Sub. Notes, 9.875% due 4/15/09....        270,625
                          Hilton Hotels Corp., Notes:
   300,000   BBB-           8.250% due 2/15/11.............................................        337,500
    50,000   BBB-           7.625% due 12/1/12.............................................         55,000
                          HMH Properties, Inc., Sr. Notes:
   250,000   Ba3*           Series B, 7.875% due 8/1/08....................................        255,000
   200,000   Ba3*           Series C, 8.450% due 12/1/08...................................        207,500
                          MeriStar Hospitality Corp., Sr. Notes:
    50,000   B2*            10.500% due 6/15/09............................................         51,375
    75,000   B2*            9.125% due 1/15/11.............................................         73,875
   150,000   B+           RFS Partnership L.P., Notes, 9.750% due 3/1/12...................        152,250
                          Starwood Hotels & Resorts Worldwide Inc., Notes:
   350,000   BB+            7.375% due 5/1/07..............................................        370,125
   100,000   BB+            7.875% due 5/1/12..............................................        110,000
----------------------------------------------------------------------------------------------------------
                                                                                                 2,112,313
----------------------------------------------------------------------------------------------------------
OIL AND GAS -- 2.8%
   175,000   BB-          Citgo Petroleum Corp., Sr. Notes, 11.375% due 2/1/11 (b).........        196,000
   175,000   B            Compton Petroleum Corp., Sr. Notes, 9.900% due 5/15/09...........        193,375
   200,000   CCC+         Continental Resources, Inc., Sr. Sub. Notes, 10.250% due
                            8/1/08.........................................................        202,000
   200,000   B            Lone Star Technologies, Inc., Sr. Sub. Notes, Series B, 9.000%
                            due 6/1/11.....................................................        209,500
    75,000   B+           Magnum Hunter Resources, Inc., Sr. Notes, 9.600% due 3/15/12.....         82,875
   150,000   BB-          Petroleum Helicopters Inc., Sr. Notes, Series B, 9.375% due
                            5/1/09.........................................................        168,938
   275,000   BB           Pogo Producing Co., Sr. Sub. Notes, Series B, 10.375% due
                            2/15/09........................................................        300,781
   200,000   B            Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12..............        218,500
                          Tesoro Petroleum Corp.:
    50,000   BB             Sr. Notes, 8.000% due 4/15/08 (b)..............................         51,500
   175,000   B              Sr. Sub. Notes, Series B, 9.625% due 11/1/08...................        162,750
----------------------------------------------------------------------------------------------------------
                                                                                                 1,786,219
----------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 3.8%
   250,000   CCC+         Advanstar Communications Inc., Sr. Sub. Notes, Series B,
                            12.000% due 2/15/11............................................        236,562
    75,000   NR           Advanstar Inc., Sr. Sub. Notes, Series B, step bond to yield
                            14.993% due 10/15/11...........................................         42,094
    75,000   B            American Color Graphics, Sr. Notes, 10.000% due 6/15/10 (b)......         75,000
                          American Media Operations Inc.:
   175,000   B2*            Notes, Series B, 10.250% due 5/1/09............................        189,875
    50,000   B2*            Sr. Sub. Notes, 8.875% due 1/15/11 (b).........................         54,375
   175,000   B2*          Block Communications Inc., 9.250% due 4/15/09....................        191,625

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 3.8% (CONTINUED)
$  375,000   B            Dex Media East, LLC, Sr. Sub. Notes, 12.125% due 11/15/12........    $   445,313
   275,000   B+           R.H. Donnelley Corp., Sr. Sub. Notes, 10.875% due 12/15/12 (b)...        321,750
                          Vertis, Inc., Sr. Notes:
    50,000   B2*            9.750% due 4/1/09 (b)..........................................         52,250
   400,000   B-             Series B, 10.875% due 6/15/09..................................        402,000
                          Yell Finance BV:
   275,000   B              Sr. Discount Notes, step bond to yield 16.740% due 8/1/11......        236,500
   150,000   B              Sr. Notes, 10.750% due 8/1/11..................................        173,625
----------------------------------------------------------------------------------------------------------
                                                                                                 2,420,969
----------------------------------------------------------------------------------------------------------
REAL ESTATE -- 0.1%
    50,000   B+           CBRE Escrow Inc., Sr. Notes, 9.750% due 5/15/10 (b)..............         52,813
----------------------------------------------------------------------------------------------------------
RETAIL -- 1.9%
                          J.C. Penney Co., Inc., Notes:
    50,000   BB+            7.600% due 4/1/07..............................................         52,750
   276,000   BB+            9.000% due 8/1/12..............................................        300,880
   150,000   Ba1*         Michaels Stores Inc., Sr. Notes, 9.250% due 7/1/09...............        168,750
   150,000   B+           Mothers Work, Inc., Sr. Notes, 11.250% due 8/1/10................        162,750
                          Rite Aid Corp., Sr. Notes:
   100,000   B+             9.500% due 2/15/11 (b).........................................        108,000
   225,000   B-             6.875% due 8/15/13.............................................        195,750
   225,000   B            United Auto Group Inc., Sr. Sub. Notes, 9.625% due 3/15/12.......        241,875
----------------------------------------------------------------------------------------------------------
                                                                                                 1,230,755
----------------------------------------------------------------------------------------------------------
SERVICES -- 1.2%
   175,000   B            Brickman Group, Ltd., Sr. Sub. Notes, 11.750% due 12/15/09 (b)...        196,438
   100,000   B            Coinmach Corp., Sr. Notes, 9.000% due 2/1/10.....................        107,500
   250,000   B-           PCA LLC/PCA Finance Corp., Sr. Notes, 11.875% due 8/1/09.........        273,750
   175,000   CCC          SITEL Corp., Sr. Sub. Notes, 9.250% due 3/15/06..................        167,125
----------------------------------------------------------------------------------------------------------
                                                                                                   744,813
----------------------------------------------------------------------------------------------------------
STEEL -- 0.5%
    28,235   NR           Republic Engineer Products, LLC, Sr. Notes, 10.000% due
                            8/16/09........................................................          7,058
   150,000   NR           Republic Technology Inc., Sr. Notes, 13.750% due 7/15/09 (c).....          1,500
   150,000   B1*          Ryerson Tull Inc., Notes, 9.125% due 7/15/06.....................        146,438
   175,000   BB-          United States Steel Corp., Sr. Notes, 9.750% due 5/15/10.........        178,500
----------------------------------------------------------------------------------------------------------
                                                                                                   333,496
----------------------------------------------------------------------------------------------------------
SURFACE TRANSPORTATION -- 1.0%
   250,000   CCC+         Allied Holdings Inc., Sr. Notes, Series B, 8.625% due 10/1/07....        226,562
   100,000   C*           The Holt Group Inc., Sub. Notes, 9.750% due 1/15/06 (c)..........          3,500
                          Stena AB, Sr. Notes:
   150,000   BB             8.750% due 6/15/07.............................................        155,250
   250,000   BB             9.625% due 12/1/12.............................................        275,938
----------------------------------------------------------------------------------------------------------
                                                                                                   661,250
----------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 0.4%
   200,000   B            AMI Semiconductor Inc., Sr. Sub. Notes, 10.750% due 2/1/13 (b)...        227,000
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 24

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS AND CELLULAR -- 7.2%
$  225,000   Caa2*        AirGate PCS Inc., Sr. Sub. Notes, step bond to yield 16.103% due
                            10/1/09........................................................    $   106,875
   375,000   CCC-         Alamosa Holdings Inc., Sr. Discount Notes, step bond to yield
                            15.942% due 2/15/10............................................        219,375
   125,000   C            Horizon PCS Inc., Sr. Notes, 13.750% due 6/15/11.................         24,375
                          Nextel Communications Inc.:
                            Sr. Discount Notes:
   250,000   B+++              Step bond to yield 10.770% due 9/15/07......................        259,375
   375,000   B+++              Step bond to yield 9.777% due 2/15/08.......................        393,750
   600,000   B+++           Sr. Notes, 9.375% due 11/15/09.................................        647,250
                          Nextel Partners Inc., Sr. Notes:
   175,000   CCC+           12.500% due 11/15/09...........................................        197,750
    50,000   CCC+           8.125% due 7/1/11 (b)..........................................         50,125
   225,000   CCC+         Qwest Communications International Inc., Sr. Notes, Series B,
                            7.500% due 11/1/08.............................................        209,250
   600,000   Ba3*         Qwest Corp., Sr. Notes, 8.875% due 3/15/12 (b)...................        673,500
   850,000   CCC+         Qwest Services Corp., Sr. Notes, 13.500% due 12/15/10 (b)........        964,750
   150,000   BB++         Rogers Wireless Communication Inc., Sr. Sub. Notes, 8.800% due
                            10/1/07........................................................        153,938
   250,000   BBB          Telecorp PCS, Inc., Sr. Sub. Notes, step bond to yield 11.014%
                            due 4/15/09....................................................        260,000
   250,000   B+           Triton PCS, Inc., Sr. Notes, 8.500% due 6/1/13 (b)...............        270,000
   150,000   BBB+         VoiceStream Wireless Corp., Sr. Discount Notes, step bond to yield
                            14.675% due 11/15/09...........................................        154,125
----------------------------------------------------------------------------------------------------------
                                                                                                 4,584,438
----------------------------------------------------------------------------------------------------------
UTILITIES -- 7.0%
   267,475   BB           Caithness Coso Fund Corp., Secured Notes, Series B, 9.050% due
                            12/15/09.......................................................        286,198
   450,000   B1*          Calpine Corp., Sr. Notes, 8.500% due 2/15/11.....................        339,750
                          CMS Energy Corp., Sr. Notes:
   200,000   B+             8.900% due 7/15/08.............................................        210,250
   100,000   B+             7.500% due 1/15/09.............................................         99,375
   175,000   B+             8.500% due 4/15/11.............................................        183,531
                          El Paso Corp.:
                            Notes:
    50,000   B+                6.750% due 11/15/03.........................................         50,313
   175,000   B                 6.950% due 12/15/07.........................................        164,500
                            Sr. Notes:
   225,000   B                 6.750% due 5/15/09..........................................        207,000
   325,000   Caa1*             8.050% due 10/15/30.........................................        282,750
   200,000   B                 7.800% due 8/1/31...........................................        169,500
   175,000   B+           El Paso Production Holdings, Sr. Notes, 7.750% due 6/1/13 (b)....        175,437
   125,000   BB-          Gulfterra Energy Partner, Sr. Notes, 10.625% due 12/1/12.........        145,000
   200,000   B            Illinois Power Corp., First Mortgage, 11.500% due 12/15/10 (b)...        229,500
   100,000   NR           PG&E Corp., Sr. Notes, 6.875% due 7/15/08 (b)....................        104,250
                          PSEG Energy Holdings, Sr. Notes:
   200,000   BBB-           8.625% due 2/15/08.............................................        215,247
   250,000   BBB-           10.000% due 10/1/09............................................        284,153
                          Reliant Resources Inc., Sr. Notes:
   125,000   B1*            9.250% due 7/15/10 (b).........................................        126,250
   125,000   B1*            9.500% due 7/15/13 (b).........................................        126,563

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

   FACE
  AMOUNT     RATING(a)                                SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
UTILITIES -- 7.0% (CONTINUED)
$  125,000   BB           Semco Energy Inc., Sr. Notes, 7.125% due 5/15/08 (b).............    $   131,250
                          Tennessee Gas Pipeline Co., Debentures:
   150,000   B+             7.500% due 4/1/17..............................................        154,875
   100,000   B+             8.375% due 6/15/32.............................................        109,250
                          The Williams Cos., Inc., Sr. Notes:
   125,000   B+             8.625% due 6/1/10..............................................        131,250
   200,000   B+             7.625% due 7/15/19.............................................        195,000
   350,000   BBB++          7.875% due 9/1/21..............................................        343,000
----------------------------------------------------------------------------------------------------------
                                                                                                 4,464,192
----------------------------------------------------------------------------------------------------------
                          TOTAL CORPORATE BONDS AND NOTES (Cost -- $58,376,207)............     60,008,187
----------------------------------------------------------------------------------------------------------

  SHARES                                              SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCK (e) -- 0.1%
----------------------------------------------------------------------------------------------------------
BROADCAST RADIO AND TELEVISION -- 0.1%
     1,823                NTL Inc. ........................................................         62,201
----------------------------------------------------------------------------------------------------------
CONTAINER AND PACKAGING -- 0.0%
     2,000                Russell-Stanley Holdings, Inc. ..................................             20
----------------------------------------------------------------------------------------------------------
LEISURE AND ENTERTAINMENT -- 0.0%
       392                AMF Bowling Worldwide, Inc. .....................................         10,212
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS AND CELLULAR -- 0.0%
     5,773                Call-Net Enterprises, Inc., Class B Shares.......................         14,433
     1,076                Viatel Holding Bermuda Ltd. .....................................            834
----------------------------------------------------------------------------------------------------------
                                                                                                    15,267
----------------------------------------------------------------------------------------------------------
                          TOTAL COMMON STOCK (Cost -- $792,134)............................         87,700
----------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%
----------------------------------------------------------------------------------------------------------
BROADCAST RADIO AND TELEVISION -- 0.2%
     1,000                Sinclair Capital, 11.625%........................................        105,500
----------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 0.5%
                          Primedia Inc.:
     2,000                  Series F, 9.200%...............................................        188,500
     1,500                  Series H, 8.625%...............................................        136,875
----------------------------------------------------------------------------------------------------------
                                                                                                   325,375
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS AND CELLULAR -- 0.0%
     1,878                McLeodUSA Inc., Series A, 2.500%.................................         13,597
----------------------------------------------------------------------------------------------------------
                          TOTAL PREFERRED STOCK (Cost -- $908,992).........................        444,472
----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 26

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                         FEDERATED HIGH YIELD PORTFOLIO

 WARRANTS                                             SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
WARRANTS (e) -- 0.1%
----------------------------------------------------------------------------------------------------------
BROADCAST RADIO AND TELEVISION -- 0.0%
$      125                XM Satellite Radio Holdings Inc., Expire 3/15/10.................    $       750
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 0.1%
       200                Jostens Inc., Expire 5/1/10 (b)..................................         16,600
   175,000                Pillowtex Corp., Expire 11/24/09.................................              0
----------------------------------------------------------------------------------------------------------
                                                                                                    16,600
----------------------------------------------------------------------------------------------------------
CONTAINER AND GLASS PRODUCTS -- 0.0%
       100                Pliant Corp., Expire 6/1/10 (b)..................................            113
----------------------------------------------------------------------------------------------------------
FOREST PRODUCTS AND PAPER -- 0.0%
       100                MDP Acquisitions PLC, Expire 10/1/13 (b).........................              1
----------------------------------------------------------------------------------------------------------
LEISURE AND ENTERTAINMENT -- 0.0%
                          AMF Bowling Worldwide, Inc.:
       923                  Series A, Expire 3/9/09........................................          6,277
       901                  Series B, Expire 3/9/09........................................          3,289
----------------------------------------------------------------------------------------------------------
                                                                                                     9,566
----------------------------------------------------------------------------------------------------------
PRINTING AND PUBLISHING -- 0.0%
        75                Advanstar Holdings Corp., Expire 10/15/11........................              1
----------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS AND CELLULAR -- 0.0%
     4,162                McLeodUSA Inc., Expire 4/16/07...................................          1,705
----------------------------------------------------------------------------------------------------------
                          TOTAL WARRANTS (Cost -- $218,427)................................         28,736
----------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                              SECURITY                                    VALUE
----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.8%
$3,055,000                State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds at
                            maturity --
                            $3,055,085; (Fully collateralized by U.S. Treasury Bonds,
                            6.250% due 8/15/23; Market value -- $3,121,813)
                            (Cost -- $3,055,000)...........................................      3,055,000
----------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0% (Cost -- $63,350,760**).......................    $63,624,095
----------------------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*) or a double dagger (++), are rated by Moody's Investors Service and Fitch Ratings, respectively.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)  Security is currently in default.
(d) Security is valued in accordance with fair valuation procedures.
(e)  Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.
     See pages 41 and 42 for definitions of ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.6%
   3,400   General Dynamics Corp. .....................................  $   246,500
   2,417   Northrop Grumman Corp. .....................................      208,563
------------------------------------------------------------------------------------
                                                                             455,063
------------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.7%
   5,600   Johnson Controls, Inc. .....................................      479,360
------------------------------------------------------------------------------------
AUTOMOBILES -- 1.7%
  20,757   Ford Motor Co. .............................................      228,120
   7,390   General Motors Corp. .......................................      266,040
------------------------------------------------------------------------------------
                                                                             494,160
------------------------------------------------------------------------------------
BANKS -- 11.8%
  10,300   Bank of America Corp. ......................................      814,009
   6,200   PNC Financial Services Group................................      302,622
  12,900   U.S. Bancorp................................................      316,050
  15,600   Wachovia Corp. .............................................      623,376
  18,250   Washington Mutual, Inc. ....................................      753,725
  11,800   Wells Fargo & Co. ..........................................      594,720
------------------------------------------------------------------------------------
                                                                           3,404,502
------------------------------------------------------------------------------------
CHEMICALS -- 3.9%
   8,700   Air Products & Chemicals, Inc. .............................      361,920
   8,400   E.I. du Pont de Nemours & Co. ..............................      349,776
   8,000   PPG Industries, Inc. .......................................      405,920
------------------------------------------------------------------------------------
                                                                           1,117,616
------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 6.1%
  39,870   Cendant Corp.*..............................................      730,418
  11,800   First Data Corp. ...........................................      488,992
   6,800   H&R Block, Inc. ............................................      294,100
   9,790   Waste Management, Inc. .....................................      235,841
------------------------------------------------------------------------------------
                                                                           1,749,351
------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 0.8%
  25,200   Motorola, Inc. .............................................      237,636
------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 6.3%
  32,093   Hewlett-Packard Co. ........................................      683,581
   4,400   International Business Machines Corp. ......................      363,000
   4,300   Lexmark International, Inc.*................................      304,311
  18,600   Storage Technology Corp.*...................................      478,764
------------------------------------------------------------------------------------
                                                                           1,829,656
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 28

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 9.2%
   7,780   The Bear Stearns Cos. Inc. .................................  $   563,428
   5,100   Fannie Mae..................................................      343,944
  11,800   J.P. Morgan Chase & Co. ....................................      403,324
  13,400   MBNA Corp. .................................................      279,256
  13,200   Morgan Stanley..............................................      564,300
  15,300   Principal Financial Group, Inc. ............................      493,425
------------------------------------------------------------------------------------
                                                                           2,647,677
------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.3%
  12,600   BellSouth Corp. ............................................      335,538
  15,600   SBC Communications, Inc. ...................................      398,580
  18,400   Sprint Corp. (FON Group)....................................      264,960
  13,450   Verizon Communications Inc. ................................      530,602
------------------------------------------------------------------------------------
                                                                           1,529,680
------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 4.9%
   7,500   Cinergy Corp. ..............................................      275,925
   5,600   Entergy Corp. ..............................................      295,568
   7,400   FPL Group, Inc. ............................................      494,690
   8,300   Public Service Enterprise Group Inc. .......................      350,675
------------------------------------------------------------------------------------
                                                                           1,416,858
------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 1.0%
  11,000   ENSCO International Inc. ...................................      295,900
------------------------------------------------------------------------------------
FOOD PRODUCTS -- 1.4%
   5,600   General Mills, Inc. ........................................      265,496
   7,700   Sara Lee Corp. .............................................      144,837
------------------------------------------------------------------------------------
                                                                             410,333
------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 0.9%
   4,200   Boston Scientific Corp.*....................................      256,620
------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 0.5%
   2,800   UnitedHealth Group Inc. ....................................      140,700
------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 0.8%
  11,775   Koninklijke Philips Electronics N.V., NY Shares ADR.........      225,020
------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.8%
   4,100   Textron, Inc. ..............................................      159,982
  34,491   Tyco International Ltd. ....................................      654,639
------------------------------------------------------------------------------------
                                                                             814,621
------------------------------------------------------------------------------------
INSURANCE -- 8.6%
  13,400   The Allstate Corp. .........................................      477,710
   8,600   American International Group, Inc. .........................      474,548
   4,900   The Hartford Financial Services Group, Inc. ................      246,764
   7,000   Lincoln National Corp. .....................................      249,410
   5,200   Loews Corp. ................................................      245,908
   8,400   Marsh & McLennan Cos., Inc. ................................      428,988

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
INSURANCE -- 8.6% (CONTINUED)
   1,800   MBIA, Inc. .................................................  $    87,750
  10,100   MetLife, Inc. ..............................................      286,032
------------------------------------------------------------------------------------
                                                                           2,497,110
------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.1%
   2,000   Computer Sciences Corp.*....................................       76,240
  12,000   Electronic Data Systems Corp. ..............................      257,400
------------------------------------------------------------------------------------
                                                                             333,640
------------------------------------------------------------------------------------
MACHINERY -- 0.3%
   1,900   Ingersoll-Rand Co., Class A Shares..........................       89,908
------------------------------------------------------------------------------------
MEDIA -- 4.3%
  14,300   AOL Time Warner Inc.*.......................................      230,087
  18,700   The News Corp. Ltd., Preferred Shares ADR...................      468,435
  12,200   Viacom Inc., Class B Shares*................................      532,652
------------------------------------------------------------------------------------
                                                                           1,231,174
------------------------------------------------------------------------------------
METALS AND MINING -- 0.9%
  10,300   Alcoa Inc. .................................................      262,650
------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 2.3%
   9,800   Federated Department Stores, Inc.*..........................      361,130
   8,900   Sears, Roebuck & Co. .......................................      299,396
------------------------------------------------------------------------------------
                                                                             660,526
------------------------------------------------------------------------------------
OIL AND GAS -- 9.0%
  11,400   BP Amoco PLC................................................      479,028
   8,551   ChevronTexaco Corp. ........................................      617,382
   8,800   ConocoPhillips..............................................      482,240
  15,900   Exxon Mobil Corp. ..........................................      570,969
   2,800   Kerr-McGee Corp. ...........................................      125,440
  12,400   Marathon Oil Corp. .........................................      326,740
------------------------------------------------------------------------------------
                                                                           2,601,799
------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 1.1%
   8,900   International Paper Co. ....................................      317,997
------------------------------------------------------------------------------------
PHARMACEUTICALS -- 3.7%
  11,100   Bristol-Myers Squibb Co. ...................................      301,365
   4,900   Merck & Co. Inc. ...........................................      296,695
  13,600   Pfizer Inc. ................................................      464,440
------------------------------------------------------------------------------------
                                                                           1,062,500
------------------------------------------------------------------------------------
ROAD AND RAIL -- 1.6%
   7,800   Union Pacific Corp. ........................................      452,556
------------------------------------------------------------------------------------
SOFTWARE -- 0.0%
  10,300   Seagate Technology, Escrow Shares*..........................            0
------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.5%
   8,100   The Gap, Inc. ..............................................      151,956
------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 30

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003

                           FEDERATED STOCK PORTFOLIO

 SHARES                              SECURITY                               VALUE
------------------------------------------------------------------------------------
TOBACCO -- 3.0%
  14,100   Altria Group, Inc. .........................................  $   640,705
   6,100   UST Inc. ...................................................      213,683
------------------------------------------------------------------------------------
                                                                             854,388
------------------------------------------------------------------------------------
           TOTAL COMMON STOCK (Cost -- $28,045,867)....................   28,020,957
------------------------------------------------------------------------------------
                                        FACE
                                     SECURITY                               VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
$845,000   State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
             at maturity --
             $845,023; (Fully collateralized by Federal National
             Mortgage Association Bonds,
             5.500% due 2/15/06; Market value -- $865,456)
             (Cost -- $845,000)........................................      845,000
------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0% (Cost -- $28,890,867**)           $28,865,957
------------------------------------------------------------------------------------

 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

   Abbreviation used in this schedule:

   ADR -- American Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
COMMON STOCK -- 99.8%
------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 1.2%
    18,937    L-3 Communications Holdings, Inc.*..........................    $    823,570
    22,781    Precision Castparts Corp. ..................................         708,489
------------------------------------------------------------------------------------------
                                                                                 1,532,059
------------------------------------------------------------------------------------------
AIR FREIGHT AND COURIERS -- 1.7%
    25,081    CH Robinson Worldwide, Inc. ................................         891,880
    25,586    EGL, Inc.*..................................................         388,907
    10,620    Expeditors International of Washington, Inc. ...............         367,877
    15,159    JB Hunt Transport Services, Inc.*...........................         572,252
------------------------------------------------------------------------------------------
                                                                                 2,220,916
------------------------------------------------------------------------------------------
AIRLINES -- 0.2%
    10,620    Alaska Air Group, Inc.*.....................................         227,799
------------------------------------------------------------------------------------------
AUTO COMPONENTS -- 1.9%
     7,033    ArvinMeritor, Inc. .........................................         141,926
    13,354    Bandag, Inc. ...............................................         497,704
    10,864    BorgWarner, Inc. ...........................................         699,642
     9,602    Gentex Corp.*...............................................         293,917
    16,214    Lear Corp.*.................................................         746,168
------------------------------------------------------------------------------------------
                                                                                 2,379,357
------------------------------------------------------------------------------------------
BANKS -- 9.9%
    25,145    Associated Banc-Corp. ......................................         927,348
    13,384    Astoria Financial Corp. ....................................         373,815
    21,920    Bank of Hawaii Corp. .......................................         726,648
     6,028    Banknorth Group, Inc. ......................................         153,835
     7,769    City National Corp. ........................................         346,187
    20,615    Commerce Bancorp, Inc. .....................................         764,816
    23,478    Compass Bancshares, Inc. ...................................         820,087
    10,006    First Tennessee National Corp.   ...........................         439,363
    23,604    First Virginia Banks, Inc. .................................       1,017,804
     5,086    Greater Bay Bancorp. .......................................         103,856
    25,138    Greenpoint Financial Corp. .................................       1,280,530
    16,018    Hibernia Corp., Class A Shares..............................         290,887
    16,538    Independence Community Bank Corp.   ........................         466,702
     9,264    IndyMac Bancorp, Inc. ......................................         235,491
    14,603    M&T Bank Corp. .............................................       1,229,865
    15,810    National Commerce Financial Corp. ..........................         350,824
    25,934    New York Community Bancorp, Inc. ...........................         754,420
    23,328    Silicon Valley Bancshares*   ...............................         555,440
    49,044    Sovereign Bancorp, Inc. ....................................         767,539
    11,721    TCF Financial Corp. ........................................         466,965
     7,628    Webster Financial Corp. ....................................         288,338
     7,358    Whitney Holding Corp.   ....................................         235,235
------------------------------------------------------------------------------------------
                                                                                12,595,995
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 32

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
BEVERAGES -- 0.2%
8,666.....    Constellation Brands, Inc., Class A Shares*.................    $    272,112
------------------------------------------------------------------------------------------
BIOTECHNOLOGY -- 3.7%
10,615....    Charles River Laboratories International, Inc.*.............         341,591
36,370....    Gilead Sciences, Inc.*......................................       2,021,445
30,719....    IDEC Pharmaceuticals Corp.*.................................       1,044,446
61,920....    Millennium Pharmaceuticals, Inc.*...........................         974,002
14,187....    Protein Design Labs, Inc.*..................................         198,334
11,491....    Vertex Pharmaceuticals Inc.*................................         167,769
------------------------------------------------------------------------------------------
                                                                                 4,747,587
------------------------------------------------------------------------------------------
BUILDING PRODUCTS -- 0.7%
...........    Lennar Corp.:
11,727....      Class A Shares............................................         838,480
1,406.....      Class B Shares............................................          96,592
------------------------------------------------------------------------------------------
                                                                                   935,072
------------------------------------------------------------------------------------------
CHEMICALS -- 2.3%
    18,556    Airgas, Inc. ...............................................         310,813
     8,175    Albemarle Corp. ............................................         228,655
     9,491    Cabot Corp. ................................................         272,392
    23,765    Crompton Corp. .............................................         167,543
     9,502    Cytec Industries, Inc.*.....................................         321,168
     8,920    FMC Corp.*..................................................         201,860
     4,245    HB Fuller Co. ..............................................          93,475
    20,026    IMC Global, Inc. ...........................................         134,374
     7,904    Lubrizol Corp. .............................................         244,945
    24,611    Lyondell Chemical Co. ......................................         332,987
    16,880    RPM International, Inc. ....................................         232,100
    18,793    Solutia, Inc. ..............................................          40,969
     7,378    Valspar Corp. ..............................................         311,499
------------------------------------------------------------------------------------------
                                                                                 2,892,780
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 7.4%
     1,046    Apollo Group, Inc., Class A Shares..........................          64,601
    16,604    Banta Corp. ................................................         537,471
    10,187    The BISYS Group, Inc.*......................................         187,135
    30,516    The Brink's Co. ............................................         444,618
    11,375    Career Education Corp.*.....................................         778,278
    26,509    Ceridian Corp.*.............................................         449,858
    25,681    Certegy, Inc.*..............................................         712,648
    21,299    Checkfree Corp.*............................................         592,964
    16,172    ChoicePoint Inc.*...........................................         558,257
     4,772    Corinthian Colleges, Inc.*..................................         231,776
    19,428    D&B Corp.*..................................................         798,491
    13,671    DeVry, Inc.*................................................         318,398
     6,117    DST Systems, Inc.*..........................................         232,446
    13,187    Education Management Corp.*.................................         701,285
    26,372    HON Industries, Inc. .......................................         804,346

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
COMMERCIAL SERVICES AND SUPPLIES -- 7.4% (CONTINUED)
    20,869    Manpower Inc. ..............................................    $    774,031
     6,500    Republic Services, Inc.*....................................         147,355
     6,157    University of Phoenix Online*...............................         312,160
    13,921    Viad Corp. .................................................         311,691
    18,104    West Corp.*.................................................         482,472
------------------------------------------------------------------------------------------
                                                                                 9,440,281
------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 1.8%
    52,897    3Com Corp.*.................................................         247,558
    15,416    Adtran, Inc.*...............................................         790,687
    19,050    Advanced Fibre Communications, Inc.*........................         309,944
    22,727    Avocent Corp.*..............................................         680,219
    14,869    McData Corp., Class A Shares*...............................         218,128
------------------------------------------------------------------------------------------
                                                                                 2,246,536
------------------------------------------------------------------------------------------
COMPUTERS AND PERIPHERALS -- 2.0%
    14,009    Imation Corp. ..............................................         529,820
       931    Lexmark International, Inc., Class A Shares*................          65,887
    29,238    Sandisk Corp.*..............................................       1,179,753
    29,096    Storage Technology Corp.*...................................         748,931
------------------------------------------------------------------------------------------
                                                                                 2,524,391
------------------------------------------------------------------------------------------
CONSTRUCTION AND ENGINEERING -- 1.0%
    31,010    Dycom Industries, Inc.*.....................................         505,463
     6,558    Granite Construction, Inc. .................................         125,651
    14,123    Jacobs Engineering Group, Inc.*.............................         595,284
------------------------------------------------------------------------------------------
                                                                                 1,226,398
------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS -- 0.2%
     8,262    Martin Marietta Materials, Inc. ............................         277,686
------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.6%
    19,003    Packaging Corp. of America*.................................         350,225
    15,350    Sonoco Products Co. ........................................         368,707
------------------------------------------------------------------------------------------
                                                                                   718,932
------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS -- 0.8%
     4,801    Affiliated Managers Group*..................................         292,621
    35,890    E*TRADE Group, Inc.*........................................         305,065
     6,318    Legg Mason, Inc. ...........................................         410,354
------------------------------------------------------------------------------------------
                                                                                 1,008,040
------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.2%
    47,260    Cincinnati Bell, Inc.*......................................         316,642
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.9%
    20,128    Allete, Inc. ...............................................         534,398
    21,835    Black Hills Corp. ..........................................         670,334
     9,173    Great Plains Energy, Inc. ..................................         264,916
    12,249    OGE Energy Corp. ...........................................         261,761

                       SEE NOTES TO FINANCIAL STATEMENTS.
 34

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 2.9% (CONTINUED)
     7,592    Pepco Holdings, Inc. .......................................    $    145,463
    30,554    Puget Energy, Inc. .........................................         729,324
    36,995    Wisconsin Energy Corp. .....................................       1,072,855
------------------------------------------------------------------------------------------
                                                                                 3,679,051
------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.6%
    11,737    Ametek, Inc. ...............................................         430,161
     4,111    Energizer Holdings, Inc.*...................................         129,085
     6,934    Harris Corp. ...............................................         208,367
------------------------------------------------------------------------------------------
                                                                                   767,613
------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS -- 1.2%
     4,677    Amphenol Corp., Class A Shares*.............................         218,977
    36,213    Arrow Electronics, Inc.*....................................         551,886
    19,081    Avnet, Inc.*................................................         241,947
     8,715    Diebold, Inc. ..............................................         376,924
    11,724    Vishay Intertechnology, Inc.*...............................         154,757
------------------------------------------------------------------------------------------
                                                                                 1,544,491
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT AND SERVICES -- 3.8%
     7,177    Cooper Cameron Corp.*.......................................         361,577
    23,536    ENSCO International Inc. ...................................         633,118
     9,833    FMC Technologies, Inc.*.....................................         206,985
    16,080    Grant Prideco, Inc.*........................................         188,940
     8,977    Hanover Compressor Co.*.....................................         101,440
     8,037    Helmerich & Payne, Inc. ....................................         234,680
    11,179    National-Oilwell, Inc.*.....................................         245,938
    12,184    Patterson-UTI Energy, Inc.*.................................         394,762
    19,927    Pride International, Inc.*..................................         375,026
    15,304    Smith International, Inc.*..................................         562,269
     9,929    Tidewater, Inc. ............................................         291,615
    16,043    Varco International, Inc.*..................................         314,443
    20,469    Weatherford International Ltd.*.............................         857,651
------------------------------------------------------------------------------------------
                                                                                 4,768,444
------------------------------------------------------------------------------------------
FOOD AND DRUG RETAILING -- 0.3%
     9,161    Whole Foods Market, Inc.*...................................         435,422
------------------------------------------------------------------------------------------
FOOD PRODUCTS -- 2.3%
     4,975    Dean Foods Co.*.............................................         156,712
    10,266    Dreyer's Grand Ice Cream Holdings Inc., Class A Shares*.....         806,086
    10,656    The J. M. Smucker Co. ......................................         425,068
     6,954    McCormick & Co., Inc. ......................................         189,149
    33,092    Sensient Technologies Corp. ................................         760,785
    16,993    Smithfield Foods, Inc.*.....................................         389,480
    18,078    Tyson Foods, Inc., Class A Shares...........................         191,988
------------------------------------------------------------------------------------------
                                                                                 2,919,268
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
GAS UTILITIES -- 1.4%
    30,528    AGL Resources, Inc. ........................................    $    776,632
    17,060    National Fuel Gas Co. ......................................         444,413
    19,950    WGL Holdings Inc. ..........................................         532,665
------------------------------------------------------------------------------------------
                                                                                 1,753,710
------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT AND SUPPLIES -- 3.3%
     5,087    Advanced Medical Optics, Inc.*..............................          86,733
    10,794    Apogent Technologies, Inc.*.................................         215,880
    20,161    Beckman Coulter, Inc. ......................................         819,343
    12,386    DENTSPLY International Inc. ................................         506,587
    17,352    Edwards Lifesciences Corp.*.................................         557,693
     9,962    Fisher Scientific International Inc.*.......................         347,674
     8,467    Hillenbrand Industries, Inc. ...............................         427,160
     8,555    Steris Corp.*...............................................         197,535
    10,859    Varian Medical Systems, Inc.*...............................         625,153
    23,476    VISX, Inc.*.................................................         407,309
------------------------------------------------------------------------------------------
                                                                                 4,191,067
------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS AND SERVICES -- 5.5%
    24,791    AdvancePCS*.................................................         947,760
     2,700    AETNA, Inc. ................................................         162,540
    22,548    Apria Healthcare Group, Inc.*...............................         560,994
     7,443    Coventry Health Care, Inc.*.................................         343,569
     5,324    Express Scripts, Inc.*......................................         363,736
    25,225    First Health Group Corp.*...................................         696,210
    21,783    Health Net, Inc.*...........................................         717,750
     9,937    Henry Schein, Inc.*.........................................         520,103
     3,447    Lincare Holdings Inc.*......................................         108,615
    15,471    Omnicare, Inc. .............................................         522,765
     9,146    Oxford Health Plans Inc.*...................................         384,406
    13,098    PacifiCare Health Systems, Inc.*............................         646,124
    10,307    Patterson Dental Co.*.......................................         467,732
     9,121    Renal Care Group, Inc.*.....................................         321,150
     9,347    Triad Hospitals, Inc.*......................................         231,993
------------------------------------------------------------------------------------------
                                                                                 6,995,447
------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS AND LEISURE -- 3.5%
    18,979    Bob Evans Farms Inc. .......................................         524,390
    17,928    Brinker International, Inc.*................................         645,767
    17,750    CBRL Group, Inc. ...........................................         689,765
    20,681    Extended Stay America, Inc.*................................         278,987
    18,606    GTECH Holdings Corp.*.......................................         700,516
     8,671    Krispy Kreme Doughnuts, Inc.*...............................         357,072
    10,772    Mandalay Resort Group.......................................         343,088
     2,110    Outback Steakhouse, Inc.*...................................          82,290
    30,770    Ruby Tuesday, Inc. .........................................         760,942
------------------------------------------------------------------------------------------
                                                                                 4,382,817
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.
 36

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.3%
    14,177    Blyth, Inc. ................................................    $    385,614
    28,184    D.R. Horton, Inc. ..........................................         791,970
     2,766    Pulte Homes, Inc. ..........................................         170,552
    12,668    Toll Brothers, Inc.*........................................         358,631
------------------------------------------------------------------------------------------
                                                                                 1,706,767
------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 0.6%
     7,819    Church & Dwight, Inc. ......................................         255,916
    23,321    The Dial Corp. .............................................         453,593
------------------------------------------------------------------------------------------
                                                                                   709,509
------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 0.5%
    16,162    Carlisle Cos., Inc. ........................................         681,390
------------------------------------------------------------------------------------------
INSURANCE -- 5.6%
    31,276    American Financial Group, Inc. .............................         713,093
    14,709    AmerUs Group Co. ...........................................         414,647
    10,716    Brown & Brown, Inc. ........................................         348,270
    11,684    Everest Re Group Ltd. ......................................         893,826
    37,151    Fidelity National Financial, Inc. ..........................       1,142,765
    15,958    First American Corp. .......................................         420,493
    10,091    Mony Group, Inc. ...........................................         271,952
    22,617    Old Republic International Corp. ...........................         775,085
    11,553    The PMI Group, Inc. ........................................         310,083
    17,836    Radian Group, Inc. .........................................         653,689
    14,188    Stancorp Financial Group, Inc. .............................         740,897
    16,613    Unitrin, Inc. ..............................................         450,545
------------------------------------------------------------------------------------------
                                                                                 7,135,345
------------------------------------------------------------------------------------------
IT CONSULTING AND SERVICES -- 1.6%
    31,319    Affiliated Computer Services Inc., Class A Shares*..........       1,432,218
    25,775    Keane, Inc.*................................................         351,313
    39,392    MPS Group, Inc.*............................................         271,017
------------------------------------------------------------------------------------------
                                                                                 2,054,548
------------------------------------------------------------------------------------------
LEISURE EQUIPMENT AND PRODUCTS -- 0.2%
    18,052    Callaway Golf Co. ..........................................         238,647
------------------------------------------------------------------------------------------
MACHINERY -- 1.0%
     8,576    Albany International Corp., Class A Shares..................         234,982
     1,970    PACCAR Inc. ................................................         133,093
    18,169    Pentair, Inc. ..............................................         709,681
     3,144    SPX Corp.*..................................................         138,525
------------------------------------------------------------------------------------------
                                                                                 1,216,281
------------------------------------------------------------------------------------------
MARINE -- 0.4%
    25,125    Overseas Shipholding Group, Inc. ...........................         553,001
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
MEDIA -- 2.3%
    22,190    Belo Corp., Class A Shares..................................    $    496,168
     2,122    Dow Jones & Co., Inc. ......................................          91,310
    20,494    Harte-Hanks, Inc. ..........................................         389,386
     4,571    Hearst-Argyle Television, Inc.*.............................         118,389
     9,308    Hispanic Broadcasting Corp.*................................         236,889
     1,266    Pixar, Inc.*................................................          77,023
     8,778    Univision Communications Inc., Class A Shares*..............         266,851
       943    Washington Post Co., Class B Shares.........................         691,125
    18,154    Westwood One, Inc.*.........................................         615,965
------------------------------------------------------------------------------------------
                                                                                 2,983,106
------------------------------------------------------------------------------------------
METALS AND MINING -- 0.4%
    17,401    AK Steel Holding Corp.*.....................................          62,992
     7,950    Arch Coal, Inc. ............................................         182,691
     8,649    Peabody Energy Corp. .......................................         290,520
------------------------------------------------------------------------------------------
                                                                                   536,203
------------------------------------------------------------------------------------------
MULTI-LINE RETAIL -- 1.2%
    20,985    99 Cents Only Stores*.......................................         720,205
    13,115    Dollar Tree Stores, Inc.*...................................         416,139
    38,561    Saks, Inc.*.................................................         374,042
------------------------------------------------------------------------------------------
                                                                                 1,510,386
------------------------------------------------------------------------------------------
MULTI-UTILITIES -- 2.5%
    38,086    Energy East Corp. ..........................................         790,665
    24,832    MDU Resources Group, Inc. ..................................         831,624
    21,037    Questar Corp. ..............................................         704,108
    12,627    SCANA Corp. ................................................         432,854
    22,224    Westar Energy, Inc. ........................................         360,696
------------------------------------------------------------------------------------------
                                                                                 3,119,947
------------------------------------------------------------------------------------------
OIL AND GAS -- 3.9%
     3,564    Cimarex Energy Co.*.........................................          84,645
    11,060    Devon Energy Corp. .........................................         590,604
    23,151    Equitable Resources, Inc. ..................................         943,172
     7,476    Forest Oil Corp.*...........................................         187,797
    13,783    Murphy Oil Corp. ...........................................         724,986
     8,920    Noble Energy, Inc. .........................................         337,176
    15,655    Pioneer Natural Resources Co.*..............................         408,596
     9,602    Pogo Producing Co. .........................................         410,486
    20,330    Valero Energy Corp. ........................................         738,589
    26,768    XTO Energy, Inc. ...........................................         538,304
------------------------------------------------------------------------------------------
                                                                                 4,964,355
------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.7%
     9,388    Bowater Inc. ...............................................         351,581
    11,568    Glatfelter..................................................         170,628

                       SEE NOTES TO FINANCIAL STATEMENTS.
 38

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS -- 0.7% (CONTINUED)
     4,440    Potlatch Corp. .............................................    $    114,330
     6,146    Rayonier, Inc. .............................................         202,802
------------------------------------------------------------------------------------------
                                                                                   839,341
------------------------------------------------------------------------------------------
PHARMACEUTICALS -- 2.0%
    12,211    Barr Laboratories, Inc.*....................................         799,820
    29,368    Mylan Laboratories Inc. ....................................       1,021,125
    25,291    Sepracor, Inc.*.............................................         455,997
    11,830    SICOR Inc.*.................................................         240,622
------------------------------------------------------------------------------------------
                                                                                 2,517,564
------------------------------------------------------------------------------------------
REAL ESTATE -- 1.4%
    13,220    AMB Property Corp. .........................................         372,407
     8,272    Hospitality Properties Trust................................         258,500
    14,094    Liberty Property Trust......................................         487,652
    19,227    New Plan Excel Realty Trust.................................         410,496
    17,098    United Dominion Realty Trust, Inc. .........................         294,428
------------------------------------------------------------------------------------------
                                                                                 1,823,483
------------------------------------------------------------------------------------------
ROAD AND RAIL -- 0.4%
    30,055    GATX Corp. .................................................         491,399
------------------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT AND PRODUCTS -- 3.3%
    92,101    Atmel Corp.*................................................         233,016
     3,577    Cabot Microelectronics Corp.*...............................         180,531
    22,466    Credence Systems Corp.*.....................................         190,287
    11,657    Cree, Inc.*.................................................         189,776
    14,988    Cypress Semiconductor Corp.*................................         179,856
    48,046    Integrated Device Technology, Inc.*.........................         530,908
    28,592    International Rectifier Corp.*..............................         766,837
    26,546    Lam Research Corp.*.........................................         483,403
    22,822    Microchip Technology Inc. ..................................         562,106
    11,934    QLogic Corp.*...............................................         576,770
    12,296    Semtech Corp.*..............................................         175,095
    32,615    Triquint Semiconductor, Inc.*...............................         135,678
------------------------------------------------------------------------------------------
                                                                                 4,204,263
------------------------------------------------------------------------------------------
SOFTWARE -- 3.7%
    29,586    Cadence Design Systems, Inc.*...............................         356,807
     4,393    Fair Isaac Corp. ...........................................         226,020
    81,249    Legato Systems, Inc.*.......................................         681,679
    29,699    Macromedia, Inc.*...........................................         624,867
    46,438    Mentor Graphics Corp.*......................................         672,422
     7,563    National Instruments Corp.*.................................         285,730
    22,744    The Reynolds & Reynolds Co., Class A Shares.................         649,569
    18,529    Synopsys, Inc.*.............................................       1,146,019
------------------------------------------------------------------------------------------
                                                                                 4,643,113
------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                  JUNE 30, 2003
                      DISCIPLINED MID CAP STOCK PORTFOLIO

  SHARES                                SECURITY                                 VALUE
------------------------------------------------------------------------------------------
SPECIALTY RETAIL -- 4.0%
    11,947    Abercrombie & Fitch Co., Class A Shares*....................    $    339,414
    15,538    Borders Group, Inc.*........................................         273,624
    32,180    Carmax, Inc.*...............................................         970,227
    34,756    Claire's Stores, Inc. ......................................         881,412
    19,546    Michaels Stores, Inc.*......................................         743,921
    11,194    Petco Animal Supplies, Inc.*................................         243,358
    13,861    PETsMART, Inc.*.............................................         231,063
     7,011    Ross Stores, Inc. ..........................................         299,650
    36,464    Williams-Sonoma, Inc.*......................................       1,064,749
------------------------------------------------------------------------------------------
                                                                                 5,047,418
------------------------------------------------------------------------------------------
TEXTILES AND APPAREL -- 1.1%
    24,105    Coach, Inc.*................................................       1,198,983
     2,668    Columbia Sportswear Co.*....................................         137,162
------------------------------------------------------------------------------------------
                                                                                 1,336,145
------------------------------------------------------------------------------------------
TOBACCO -- 0.3%
    10,508    Universal Corp. ............................................         444,488
------------------------------------------------------------------------------------------
TRADING COMPANIES AND DISTRIBUTORS -- 0.4%
    10,448    CDW Corp.*..................................................         478,518
------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
    10,657    Telephone & Data Systems, Inc. .............................         529,653
------------------------------------------------------------------------------------------
              TOTAL COMMON STOCK (Cost -- $119,702,732)...................     126,764,783
------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                SECURITY                               VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.2%
$  277,000    State Street Bank and Trust Co., 1.000% due 7/1/03; Proceeds
                at maturity -- $277,008; (Fully collateralized by Federal
                National Mortgage Association Notes,
                7.125% due 1/15/30; Market value -- $285,460)
                (Cost -- $277,000)........................................       277,000
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 100.0% (Cost -- $119,979,732**)........  $127,041,783
----------------------------------------------------------------------------------------

 * Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                       SEE NOTES TO FINANCIAL STATEMENTS.
 40

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the highest rating assigned by
                        Standard & Poor's. Capacity to pay interest and repay
                        principal is extremely strong.
AA                 --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A                  --   Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and
                        economic conditions than bonds in higher rated categories.
BBB                --   Bonds rated "BBB" are regarded as having an adequate
                        capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse
                        economic conditions or changing circumstances are more
                        likely to lead to a weakened capacity to pay interest and
                        repay principal for bonds in this category than in higher
                        rated categories.
BB, B, CCC and CC  --   Bonds rated "BB" and "B" are regarded, on balance, as
                        predominantly speculative with respect to capacity to pay
                        interest and repay principal in accordance with the terms of the obligation. "BB" represents a lower degree of
                        speculation than "B", and "CC" the highest degree of
                        speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by
                        large uncertainties or major risk exposures to adverse
                        conditions.
C                  --   Bonds rated "C" are bonds on which no interest is being
                        paid.
D                  --   Bonds rated "D" are in default, and payment of interest
                        and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Caa," where 1 is the highest and 3 the lowest rating within its generic category.

Aaa                --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are
                        generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin
                        and principal is secure. While the various protective
                        elements are likely to change, such changes as can be
                        visualized are most unlikely to impair the fundamentally
                        strong position of such issues.
Aa                 --   Bonds rated "Aa" are judged to be of high quality by all
                        standards. Together with the Aaa group they comprise what
                        are generally known as high grade bonds. They are rated
                        lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of
                        protective elements may be of greater amplitude or there may be other elements present which make the long-term risks
                        appear somewhat larger than in Aaa securities.
A                  --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations.
                        Factors giving security to principal and interest are
                        considered adequate but elements may be present which
                        suggest a susceptibility to impairment some time in the
                        future.
Baa                --   Bonds rated "Baa" are considered as medium grade
                        obligations, i.e., they are neither highly protected nor
                        poorly secured. Interest payments and principal security
                        appear adequate for the present but certain protective
                        elements may be lacking or may be characteristically
                        unreliable over any great length of time. Such bonds lack
                        outstanding investment characteristics and in fact have
                        speculative characteristics as well.
Ba                 --   Bonds rated "Ba" are judged to have speculative elements;
                        their future cannot be considered as well assured. Often the protection of interest and principal payments may be very
                        moderate, and therefore not well safeguarded during both
                        good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B                  --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payment or of maintenance of other terms of the contract over any long period of time may be small.
Caa                --   Bonds rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with
                        respect to principal or interest.
Ca and C           --   Bonds rated "Ca" and "C" represent obligations which are
                        speculative in a high degree. Such issues are often in
                        default or have other marked shortcomings.

--------------------------------------------------------------------------------
 BOND RATINGS (UNAUDITED) (CONTINUED)

Fitch Ratings ("Fitch") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA                --   Bonds rated "AAA" have the lowest expectation of credit
                        risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by
                        foreseeable events.
AA                 --   Bonds rated "AA" have a very low expectation of credit risk.
                        They indicate very strong capacity for timely payment of
                        financial commitments. This capacity is not significantly
                        vulnerable to foreseeable events.
A                  --   Bonds rated "A" have a low expectation of credit risk. The capacity for timely payment of financial commitments is
                        considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic
                        conditions than is the case for higher ratings.
BBB                --   Bonds rated "BBB" have a low expectation of credit risk. The capacity for timely payment of financial commitments is
                        considered adequate, but adverse changes in circumstances
                        and in economic conditions are more likely to impair this
                        capacity.
BB                 --   Bonds rated "BB" indicate that there is a possibility of
                        credit risk developing, particularly as the result of
                        adverse economic change over time; however, business of
                        financial alternatives may be available to allow financial commitments to be met.
B                  --   Bonds rated "B" indicate that significant credit risk is
                        present, but a limited margin of safety remains. Financial
                        Commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favourable business and economic environment.
NR                 --   Indicates that the bond is not rated by Standard & Poor's,
                        Moody's or Fitch.

--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  JUNE 30, 2003

                                     TRAVELERS         LAZARD             MFS          FEDERATED                     DISCIPLINED
                                      QUALITY       INTERNATIONAL      EMERGING           HIGH         FEDERATED       MID CAP
                                        BOND            STOCK           GROWTH           YIELD           STOCK          STOCK
                                     PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost............  $220,439,687    $ 98,255,197     $ 137,249,758    $ 63,350,760    $28,890,867    $119,979,732
  Loaned securities collateral, at
    cost (Note 8).................            --      14,563,828                --              --             --              --
  Foreign currency, at cost.......            --       1,218,685                --              --             --              --
---------------------------------------------------------------------------------------------------------------------------------
  Investments, at value...........  $223,363,586    $101,305,884     $ 156,254,277    $ 63,624,095    $28,865,957    $127,041,783
  Loaned securities collateral, at
    value (Note 8)................            --      14,563,828                --              --             --              --
  Foreign currency, at value......            --       1,212,788                --              --             --              --
  Cash............................           445             383               527             648            892             213
  Dividends and interest
    receivable....................     2,601,537         340,867            38,972       1,257,159         34,621          71,735
  Receivable for securities
    sold..........................            --         522,185         2,479,426         105,998         68,629              --
  Receivable for Fund shares
    sold..........................            --              --                --          34,732            787           1,917
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS....................   225,965,568     117,945,935       158,773,202      65,022,632     28,970,886     127,115,648
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities
    purchased.....................     4,200,780         657,190           979,511       1,099,475        427,282              --
  Payable for Fund shares
    purchased.....................     1,338,273         512,031         1,003,589              --         13,166          61,480
  Investment advisory fees
    payable.......................        59,835          71,641            86,411          33,422         14,826          73,488
  Administration fees payable.....        10,746           5,194            19,285           3,085          1,429           6,308
  Payable for loaned securities
    collateral (Note 8)...........            --      14,563,828                --              --             --              --
  Payable for open forward foreign
    currency contracts (Note 6)...            --           3,207                --              --             --              --
  Accrued expenses................        38,256          69,602            59,967          15,933         14,535          42,499
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES...............     5,647,890      15,882,693         2,148,763       1,151,915        471,238         183,775
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS..................  $220,317,678    $102,063,242     $ 156,624,439    $ 63,870,717    $28,499,648    $126,931,873
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital.................  $210,556,971    $147,185,285     $ 353,228,228    $ 75,035,490    $30,836,999    $133,629,794
  Undistributed net investment
    income........................     4,526,757       1,577,188                --       2,310,836        214,308         215,996
  Accumulated net investment
    loss..........................            --              --          (192,430)             --             --              --
  Accumulated net realized gain
    (loss) from investment
    transactions and futures
    contracts.....................     2,310,051     (49,743,001)     (215,416,081)    (13,748,944)    (2,526,749)    (13,975,968)
  Net unrealized appreciation
    (depreciation) of investments
    and
    foreign currencies............     2,923,899       3,043,770        19,004,722         273,335        (24,910)      7,062,051
---------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS..................  $220,317,678    $102,063,242     $ 156,624,439    $ 63,870,717    $28,499,648    $126,931,873
---------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING................    18,819,499      11,912,869        18,672,791       7,660,289      2,142,044       8,651,834
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, PER SHARE........        $11.71           $8.57             $8.39           $8.34         $13.30          $14.67
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED JUNE 30, 2003

                                        TRAVELERS        LAZARD            MFS          FEDERATED                    DISCIPLINED
                                         QUALITY      INTERNATIONAL      EMERGING         HIGH         FEDERATED       MID CAP
                                          BOND            STOCK           GROWTH          YIELD          STOCK          STOCK
                                        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest...........................  $ 5,230,159    $     69,523     $     36,013    $ 2,488,272    $     7,763    $     26,390
  Dividends..........................           --       2,175,857          445,661         35,064        324,027         646,649
  Less: Foreign withholding tax......           --        (232,633)         (10,195)            --         (1,689)             --
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENT INCOME............    5,230,159       2,012,747          471,479      2,523,336        330,101         673,039
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees (Note
    2)...............................      344,508         395,721          541,236        156,835         81,895         400,708
  Administration fees (Note 2).......       63,936          28,780           43,299         36,613          7,862          34,346
  Shareholder communications.........       29,882           9,044            9,477          2,709          3,173           9,831
  Audit and legal....................       12,876          15,981           16,938         18,411         10,911          13,963
  Custody............................        8,167          41,932           41,076         23,000          6,992           7,212
  Shareholder servicing fees.........        2,477           2,469            2,354          2,458          2,480           2,466
  Trustees' fees.....................        2,025           3,088            2,207          1,984          1,984           3,133
  Registration fees..................           --              35               --             --             --              --
  Other..............................        1,555             453            6,276            496            496             382
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES.....................      465,426         497,503          662,863        242,506        115,793         472,041
---------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS).......    4,764,733       1,515,244         (191,384)     2,280,830        214,308         200,998
---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCIES
(NOTES 3 AND 6):
  Realized Gain (Loss) From:
    Investment transactions..........    1,835,633      (5,543,965)      (4,694,074)    (1,016,690)      (443,821)     (2,982,878)
    Futures contracts................           --              --               --             --             --          51,898
    Foreign currency transactions....           --          60,102              457             --             --              --
---------------------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)...........    1,835,633      (5,483,863)      (4,693,617)    (1,016,690)      (443,821)     (2,930,980)
---------------------------------------------------------------------------------------------------------------------------------
  Change in Net Unrealized
  Appreciation (Depreciation) From:
    Investments......................    6,188,384      12,139,524       26,524,497      5,680,325      2,848,447      16,191,227
    Foreign currencies...............           --         (37,347)             (33)            --             --              --
---------------------------------------------------------------------------------------------------------------------------------
  CHANGE IN NET UNREALIZED
    APPRECIATION (DEPRECIATION)......    6,188,384      12,102,177       26,524,464      5,680,325      2,848,447      16,191,227
---------------------------------------------------------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS, FUTURES
  CONTRACTS AND
  FOREIGN CURRENCIES.................    8,024,017       6,618,314       21,830,847      4,663,635      2,404,626      13,260,247
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS.........................  $12,788,750    $  8,133,558     $ 21,639,463    $ 6,944,465    $ 2,618,934    $ 13,461,245
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)   FOR THE SIX MONTHS ENDED JUNE
30, 2003

                                      TRAVELERS         LAZARD            MFS          FEDERATED                     DISCIPLINED
                                       QUALITY       INTERNATIONAL      EMERGING          HIGH         FEDERATED       MID CAP
                                         BOND            STOCK           GROWTH          YIELD           STOCK          STOCK
                                      PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss).....  $  4,764,733    $  1,515,244     $   (191,384)   $  2,280,830    $   214,308    $    200,998
  Net realized gain (loss).........     1,835,633      (5,483,863)      (4,693,617)     (1,016,690)      (443,821)     (2,930,980)
  Change in net unrealized
    appreciation (depreciation)....     6,188,384      12,102,177       26,524,464       5,680,325      2,848,447      16,191,227
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE IN NET ASSETS FROM
    OPERATIONS.....................    12,788,750       8,133,558       21,639,463       6,944,465      2,618,934      13,461,245
---------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of
    shares.........................    30,733,002      75,592,974        2,824,372      32,326,534        767,205      10,303,365
  Cost of shares reacquired........   (29,072,604)    (79,135,875)     (11,911,661)    (23,197,232)    (1,936,642)     (7,933,942)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET ASSETS
    FROM
    FUND SHARE TRANSACTIONS........     1,660,398      (3,542,901)      (9,087,289)      9,129,302     (1,169,437)      2,369,423
---------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS.............    14,449,148       4,590,657       12,552,174      16,073,767      1,449,497      15,830,668
NET ASSETS:
  Beginning of period..............   205,868,530      97,472,585      144,072,265      47,796,950     27,050,151     111,101,205
---------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD*...................  $220,317,678    $102,063,242     $156,624,439    $ 63,870,717    $28,499,648    $126,931,873
---------------------------------------------------------------------------------------------------------------------------------
*Note:
  Includes undistributed net
    investment income of:..........    $4,526,757      $1,577,188               --      $2,310,836       $214,308        $215,996
---------------------------------------------------------------------------------------------------------------------------------
  Includes accumulated net
    investment loss of:............            --              --        $(192,430)             --             --              --
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)     FOR THE YEAR ENDED DECEMBER
31, 2002

                                    TRAVELERS         LAZARD             MFS          FEDERATED                      DISCIPLINED
                                     QUALITY       INTERNATIONAL      EMERGING           HIGH         FEDERATED        MID CAP
                                       BOND            STOCK           GROWTH           YIELD           STOCK           STOCK
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...  $  8,078,244    $   1,465,505    $    (604,238)   $  3,812,819    $    393,778    $    266,823
  Net realized gain (loss).......     3,722,973      (18,276,682)     (75,179,979)     (5,245,997)     (1,290,074)     (9,361,311)
  Change in net unrealized
    appreciation
    (depreciation)...............      (642,907)       5,022,074       (8,789,751)      3,056,684      (6,011,824)    (10,533,043)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS.......    11,158,310      (11,789,103)     (84,573,968)      1,623,506      (6,908,120)    (19,627,531)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net investment income..........   (14,569,091)      (2,266,863)              --      (7,888,998)       (832,675)       (660,997)
  Net realized gains.............    (2,872,440)              --               --              --              --        (125,180)
---------------------------------------------------------------------------------------------------------------------------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO
    SHAREHOLDERS.................   (17,441,531)      (2,266,863)              --      (7,888,998)       (832,675)       (786,177)
---------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of
    shares.......................    95,124,858      506,647,467        9,100,113      18,111,636       5,094,575      33,422,635
  Net asset value of shares
    issued for reinvestment of
    dividends....................    17,441,531        2,266,863               --       7,888,998         832,675         786,177
  Cost of shares reacquired......   (52,329,902)    (517,627,040)     (38,067,740)    (11,459,844)    (15,380,343)    (16,041,994)
---------------------------------------------------------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
    ASSETS FROM
    FUND SHARE TRANSACTIONS......    60,236,487       (8,712,710)     (28,967,627)     14,540,790      (9,453,093)     18,166,818
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS.........................    53,953,266      (22,768,676)    (113,541,595)      8,275,298     (17,193,888)     (2,246,890)
NET ASSETS:
  Beginning of year..............   151,915,264      120,241,261      257,613,860      39,521,652      44,244,039     113,348,095
---------------------------------------------------------------------------------------------------------------------------------
  END OF YEAR*...................  $205,868,530    $  97,472,585    $ 144,072,265    $ 47,796,950    $ 27,050,151    $111,101,205
---------------------------------------------------------------------------------------------------------------------------------
*Note:
  Includes undistributed
    (overdistributed) net
    investment income of:........     $(237,976)          $1,842               --         $30,006              --         $14,998
---------------------------------------------------------------------------------------------------------------------------------
  Includes accumulated net
    investment loss of:..........            --               --          $(1,503)             --              --              --
---------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

     1.  SIGNIFICANT ACCOUNTING POLICIES

     The Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock and Disciplined Mid Cap Stock Portfolios ("Fund(s)") are separate investment funds of The Travelers Series Trust ("Trust"). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and consists of these Funds and ten other separate investment funds: U.S. Government Securities, Social Awareness Stock, Pioneer Fund, formerly known as Utilities, Large Cap, Equity Income, Convertible Securities, MFS Research, MFS Mid Cap Growth, Zero Coupon Bond Fund Series 2005 and MFS Value Portfolios. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

     The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets or, if there were no sales during the day, at the mean between the last reported bid and asked prices or on the basis of quotations received from unaffiliated reputable brokers or other recognized sources; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when a significant occurrence exists subsequent to the time a value was so established and it is likely to have significantly changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; U.S. government agencies and obligations are valued at the mean between the last reported bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (e) securities that have a maturity of 60 days or more are valued at prices based on market quotations for securities of similar type, yield and maturity; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(k) the character of income and capital gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     The Federated High Yield Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield debt obligations reflect, among other things, perceived credit risk. The Federated High Yield Portfolio's investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     In addition, the Lazard International Stock and MFS Emerging Growth Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when the contracts are settled or offset by entering into another forward exchange contract.

     2.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS

     Travelers Asset Management International Company LLC ("TAMIC"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Travelers Quality Bond ("TQB"), Lazard International Stock ("LIS"), MFS Emerging Growth ("MEG"), Federated High Yield ("FHY"), Federated Stock ("FSP") and Disciplined Mid Cap Stock ("DMCS") Portfolios. TQB, LIS, MEG, FHY, FSP and DMCS each pay TAMIC an investment advisory fee calculated at the annual rate of 0.3233%, 0.825%, 0.75%, 0.65%, 0.625% and 0.70%, respectively, of the average daily net assets. These fees are calculated daily and paid monthly.

     TAMIC has entered into sub-advisory agreements with Lazard Freres Asset Management ("Lazard"), Massachusetts Financial Services ("MFS"), Federated Investment Management Company ("Federated") and Travelers Investment Management Co., Inc. ("TIMCO"), another indirect wholly-owned subsidiary of Citigroup. Pursuant to each sub-advisory agreement, Lazard, MFS and TIMCO are responsible for the day-to-day fund operations and investment decisions for LIS, MEG and DMCS, respectively. Federated is responsible for the day-to-day fund operations and investment decisions for FHY and FSP. As a result, the following fees are paid and calculated at an annual rate:

          - TAMIC pays Lazard 0.475% of LIS's average daily net assets.

          - TAMIC pays MFS 0.375% of MEG's average daily net assets.

          - TAMIC pays Federated 0.40% and 0.375% of the average daily net assets of FHY and FSP, respectively.

          - TAMIC pays TIMCO 0.35% of DMCS's average daily net assets.

     The Travelers Insurance Company ("TIC"), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of their average daily net assets. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.06% of the average daily net assets of the Funds.

     Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. For the six months ended June 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

     For the six months ended June 30, 2003, Citigroup Global Markets Inc., formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, did not receive any brokerage commissions from the Funds.

     One Trustee and all officers of the Trust are employees of Citigroup or its subsidiaries.

     3.  INVESTMENTS

     During the six months ended June 30, 2003, the aggregate costs of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments), were as follows:

                                                               PURCHASES        SALES
-----------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio............................  $250,936,486   $238,528,765
Lazard International Stock Portfolio........................    20,147,245     21,307,253
MFS Emerging Growth Portfolio...............................    59,658,038     69,696,740
Federated High Yield Portfolio..............................    26,124,119     14,759,849
Federated Stock Portfolio...................................     6,540,352      7,106,283
Disciplined Mid Cap Stock Portfolio.........................    46,951,204     41,693,214
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

     At June 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                 GROSS          GROSS       NET UNREALIZED
                                                               UNREALIZED     UNREALIZED     APPRECIATION
                                                              APPRECIATION   DEPRECIATION   (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
Travelers Quality Bond Portfolio............................  $ 6,286,368    $(3,362,469)    $  2,923,899
Lazard International Stock Portfolio........................    8,802,407     (5,751,720)       3,050,687
MFS Emerging Growth Portfolio...............................   21,380,061     (2,375,542)      19,004,519
Federated High Yield Portfolio..............................    4,294,990     (4,021,655)         273,335
Federated Stock Portfolio...................................    3,606,771     (3,631,681)         (24,910)
Disciplined Mid Cap Stock Portfolio.........................   17,549,751    (10,487,700)       7,062,051
----------------------------------------------------------------------------------------------------------

     4.  REPURCHASE AGREEMENTS

     The Funds purchase (and the custodians take possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Funds require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

     At June 30, 2003, MEG did not have any repurchase agreements outstanding.

     5.  FUTURES CONTRACTS

     LIS, MEG and DMCS may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds' basis in the contract.

     The Funds enter into such contracts typically to hedge a portion of their portfolios. The Funds bear the market risk that arises from changes in the value of the financial instruments and securities indices.

     At June 30, 2003, the Funds did not have any open futures contracts.

     6.  FORWARD FOREIGN CURRENCY CONTRACTS

     LIS and MEG may from time to time enter into forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Funds bear the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty be unable to meet the terms of such contracts.

     At June 30, 2003, LIS had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

LAZARD INTERNATIONAL STOCK PORTFOLIO

                                                               LOCAL      MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                              CURRENCY    VALUE        DATE         LOSS
------------------------------------------------------------------------------------------------------------
CONTRACTS TO BUY:
Euro........................................................  159,494    $183,458     7/1/03       $  (200)
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

LAZARD INTERNATIONAL STOCK PORTFOLIO (CONTINUED)


                                                               LOCAL      MARKET    SETTLEMENT   UNREALIZED
FOREIGN CURRENCY                                              CURRENCY    VALUE        DATE         LOSS
------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL:
Euro........................................................  134,291    $154,469     7/1/03       $(2,934)
Japanese Yen................................................  820,800       6,848     7/1/03           (73)
------------------------------------------------------------------------------------------------------------
                                                                                                    (3,007)
------------------------------------------------------------------------------------------------------------
Net Unrealized Loss on Open Forward Foreign
  Currency Contracts........................................                                       $(3,207)
------------------------------------------------------------------------------------------------------------

     At June 30, 2003, MEG did not have any open forward foreign currency contracts.

     7.  FOREIGN SECURITIES

     Investing in securities of foreign companies and foreign governments involves additional risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     8.  LENDING OF PORTFOLIO SECURITIES

     The Funds have an agreement with their custodian whereby the custodian may lend securities owned by a Fund to brokers, dealers and other financial organizations. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds maintain exposure for the risk of any losses in the investments of amounts received as collateral.

     At June 30, 2003, LIS loaned securities having a market value of $13,841,973. LIS received cash collateral amounting to $14,563,828 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

   Income earned by LIS from securities lending for the six months ended June 30, 2003 was $52,696.

   9.  SHARES OF BENEFICIAL INTEREST

   The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  JUNE 30, 2003      DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------
TRAVELERS QUALITY BOND PORTFOLIO
Shares sold.................................................         2,721,694            8,361,815
Shares issued on reinvestment...............................                --            1,568,847
Shares reacquired...........................................        (2,568,228)          (4,599,695)
------------------------------------------------------------------------------------------------------
Net Increase................................................           153,466            5,330,967
------------------------------------------------------------------------------------------------------
LAZARD INTERNATIONAL STOCK PORTFOLIO
Shares sold.................................................         9,780,099           56,655,129
Shares issued on reinvestment...............................                --              282,266
Shares reacquired...........................................       (10,194,754)         (57,538,184)
------------------------------------------------------------------------------------------------------
Net Decrease................................................          (414,655)            (600,789)
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                  JUNE 30, 2003      DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------
MFS EMERGING GROWTH PORTFOLIO
Shares sold.................................................           367,544            1,009,475
Shares reacquired...........................................        (1,592,205)          (4,521,297)
------------------------------------------------------------------------------------------------------
Net Decrease................................................        (1,224,661)          (3,511,822)
------------------------------------------------------------------------------------------------------
FEDERATED HIGH YIELD PORTFOLIO
Shares sold.................................................         4,150,364            2,215,620
Shares issued on reinvestment...............................                --            1,051,969
Shares reacquired...........................................        (2,978,434)          (1,401,244)
------------------------------------------------------------------------------------------------------
Net Increase................................................         1,171,930            1,866,345
------------------------------------------------------------------------------------------------------
FEDERATED STOCK PORTFOLIO
Shares sold.................................................            62,095              351,152
Shares issued on reinvestment...............................                --               66,878
Shares reacquired...........................................          (162,639)          (1,047,691)
------------------------------------------------------------------------------------------------------
Net Decrease................................................          (100,544)            (629,661)
------------------------------------------------------------------------------------------------------
DISCIPLINED MID CAP STOCK PORTFOLIO
Shares sold.................................................           776,864            2,217,193
Shares issued on reinvestment...............................                --               58,969
Shares reacquired...........................................          (600,333)          (1,155,780)
------------------------------------------------------------------------------------------------------
Net Increase................................................           176,531            1,120,382
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

      TRAVELERS QUALITY BOND PORTFOLIO        2003(1)(2)      2002(2)     2001(2)     2000(2)     1999(2)      1998
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........    $11.03         $11.39      $11.00      $10.82      $10.76     $10.36
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)..................      0.25           0.51        0.59        0.73        0.64       0.37
  Net realized and unrealized gain
     (loss)(3)..............................      0.43           0.14        0.20        0.00*      (0.51)      0.51
--------------------------------------------------------------------------------------------------------------------
Total Income From Operations................      0.68           0.65        0.79        0.73        0.13       0.88
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.....................        --          (0.85)      (0.40)      (0.55)      (0.00)*    (0.37)
  Net realized gains........................        --          (0.16)         --          --       (0.07)     (0.11)
--------------------------------------------------------------------------------------------------------------------
Total Distributions.........................        --          (1.01)      (0.40)      (0.55)      (0.07)     (0.48)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............    $11.71         $11.03      $11.39      $11.00      $10.82     $10.76
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN................................      6.16%++        5.81%       7.13%       6.97%       1.09%      8.49%
--------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)........      $220           $206        $152         $73         $59        $36
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)...............................      0.44%+         0.44%       0.45%       0.49%       0.54%      0.63%
  Net investment income(3)..................      4.47+          4.48        5.14        6.81        5.86       5.51
--------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................       120%           176%        225%        157%        357%       364%
--------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.61, $0.18 and 5.31% for net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.75%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

    LAZARD INTERNATIONAL STOCK PORTFOLIO      2003(1)(2)      2002(2)     2001(2)     2000(2)     1999(2)     1998(2)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........     $7.91          $9.30      $13.15      $15.65      $12.88      $11.57
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income.....................      0.12           0.11        0.11        0.13        0.17        0.10
  Net realized and unrealized gain (loss)...      0.54          (1.31)      (3.50)      (1.88)       2.63        1.37
----------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations.........      0.66          (1.20)      (3.39)      (1.75)       2.80        1.47
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income.....................        --          (0.19)      (0.02)      (0.32)      (0.03)      (0.04)
  Net realized gains........................        --             --       (0.44)      (0.43)      (0.00)*     (0.12)
----------------------------------------------------------------------------------------------------------------------
Total Distributions.........................        --          (0.19)      (0.46)      (0.75)      (0.03)      (0.16)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............     $8.57          $7.91      $ 9.30      $13.15      $15.65      $12.88
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN................................      8.34%++      (12.96)%    (26.19)%    (11.50)%     21.78%      12.59%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)........      $102            $97        $120        $141        $119         $53
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)...............................      1.04%+         1.06%       1.01%       1.02%       1.06%       1.25%
  Net investment income.....................      3.16+          1.32        1.01        0.92        1.25        0.78
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................        22%            55%         81%         39%         35%         44%
----------------------------------------------------------------------------------------------------------------------

       MFS EMERGING GROWTH PORTFOLIO          2003(1)      2002(2)     2001(2)     2000(2)     1999(2)     1998(2)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD........    $7.24       $11.00      $22.60      $29.82      $16.87      $12.56
-------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment loss.......................    (0.01)       (0.03)      (0.02)      (0.05)      (0.06)      (0.07)
  Net realized and unrealized gain (loss)...     1.16        (3.73)      (8.20)      (5.70)      13.01        4.38
-------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations.........     1.15        (3.76)      (8.22)      (5.75)      12.95        4.31
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net realized gains........................       --           --       (3.38)      (1.47)         --          --
-------------------------------------------------------------------------------------------------------------------
Total Distributions.........................       --           --       (3.38)      (1.47)         --          --
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD..............    $8.39        $7.24      $11.00      $22.60      $29.82      $16.87
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN................................    15.88%++    (34.18)%    (36.18)%    (20.13)%     76.76%      34.32%
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (MILLIONS)........     $157         $144        $258        $420        $413        $170
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4)...............................     0.92%+       0.89%       0.89%       0.90%       0.87%       0.89%
  Net investment loss.......................    (0.27)+      (0.32)      (0.12)      (0.18)      (0.29)      (0.47)
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE.....................       43%         114%        266%        203%        168%         77%
-------------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets (excluding interest expense) will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

    FEDERATED HIGH YIELD PORTFOLIO      2003(1)(2)      2002(2)     2001(2)      2000       1999       1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................      $7.37         $8.55       $9.50      $11.44     $11.11     $11.34
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)............       0.32          0.74        0.97        1.25       1.01       0.71
  Net realized and unrealized gain
     (loss)(3)........................       0.65         (0.46)      (0.77)      (2.11)     (0.67)     (0.18)
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...       0.97          0.28        0.20       (0.86)      0.34       0.53
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............         --         (1.46)      (1.15)      (1.08)     (0.00)*    (0.71)
  Net realized gains..................         --            --          --          --      (0.01)     (0.05)
-------------------------------------------------------------------------------------------------------------
Total Distributions...................         --         (1.46)      (1.15)      (1.08)     (0.01)     (0.76)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........      $8.34         $7.37       $8.55      $ 9.50     $11.44     $11.11
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN..........................      13.16%++       3.72%       1.94%      (8.15)%     3.10%      4.71%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....    $63,871       $47,797     $39,522     $38,736    $49,816    $40,989
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(4).........................       0.89%+        0.89%       0.89%       0.88%      0.84%      0.90%
  Net investment income(3)............       8.37+         9.09       10.45       10.61       9.15       8.60
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............         29%           58%         44%         19%        23%        31%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, those amounts would have been $0.98, $0.78 and 10.51% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(4) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 *  Amount represents less than $0.01 per share.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

      FEDERATED STOCK PORTFOLIO         2003(1)(2)      2002(2)     2001(2)      2000       1999       1998
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................     $12.06        $15.40      $15.99      $16.34     $15.66     $13.83
-------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income...............       0.10          0.16        0.16        0.21       0.16       0.13
  Net realized and unrealized gain
     (loss)...........................       1.14         (3.13)       0.11        0.33       0.68       2.33
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations...       1.24         (2.97)       0.27        0.54       0.84       2.46
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income...............         --         (0.37)      (0.20)      (0.18)        --      (0.13)
  Net realized gains..................         --            --       (0.66)      (0.71)     (0.16)     (0.50)
-------------------------------------------------------------------------------------------------------------
Total Distributions...................         --         (0.37)      (0.86)      (0.89)     (0.16)     (0.63)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD........     $13.30        $12.06      $15.40      $15.99     $16.34     $15.66
-------------------------------------------------------------------------------------------------------------
TOTAL RETURN..........................      10.28%++     (19.32)%      1.67%       3.77%      5.34%     17.84%
-------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S).....    $28,500       $27,050     $44,244     $44,813    $49,612    $35,420
-------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3).........................       0.88%+        0.84%       0.81%       0.82%      0.82%      0.91%
  Net investment income...............       1.63+         1.14        0.99        1.23       1.14       1.14
-------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE...............         25%           13%         14%         24%        23%        31%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

 DISCIPLINED MID CAP STOCK PORTFOLIO   2003(1)        2002      2001(2)     2000(2)     1999(2)      1998
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD.............................    $13.11       $15.41      $17.26     $15.61      $14.34      $12.47
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(3)...........      0.02         0.03        0.06       0.08        0.02        0.04
  Net realized and unrealized gain
     (loss)..........................      1.54        (2.23)      (0.78)      2.46        1.84        2.05
-----------------------------------------------------------------------------------------------------------
Total Income (Loss) From
  Operations.........................      1.56        (2.20)      (0.72)      2.54        1.86        2.09
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income..............        --        (0.08)      (0.04)     (0.03)      (0.02)         --
  Net realized gains.................        --        (0.02)      (1.09)     (0.86)      (0.57)      (0.22)
-----------------------------------------------------------------------------------------------------------
Total Distributions..................        --        (0.10)      (1.13)     (0.89)      (0.59)      (0.22)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.......    $14.67       $13.11      $15.41     $17.26      $15.61      $14.34
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)......................     11.90%++    (14.32)%     (4.02)%    16.61%      13.47%      16.91%
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)....  $126,932     $111,101    $113,348    $95,216     $45,068     $19,460
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(3)(5).....................      0.82%+       0.85%       0.83%      0.88%       0.95%       0.95%
  Net investment income..............      0.35+        0.23        0.37       0.49        0.28        0.48
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE..............        37%          67%         40%        67%         71%        109%
-----------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) The Travelers Insurance Company has waived all or a portion of its fees for the years ended December 31, 1999 and 1998. In addition, The Travelers Insurance Company has reimbursed the Fund for $13,500 and $29,138 of the Fund's expenses for the years ended December 31, 1999 and 1998, respectively. If such fees were not waived or expenses not reimbursed, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                          PER SHARE DECREASES                EXPENSE RATIOS WITHOUT
                        TO NET INVESTMENT INCOME         FEE WAIVERS AND REIMBURSEMENTS
                        ------------------------         ------------------------------
    1999                         $0.01                                0.99%
    1998                          0.02                                1.22

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.

(5) As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.

 ++ Total return is not annualized, as it may not be representative of the total return for the year.

 +  Annualized.

THE TRAVELERS SERIES TRUST
--------------------------------------------------------------------------------

TRUSTEES                               INVESTMENT ADVISER
R. Jay Gerken, CFA                     Travelers Asset Management International Company LLC
  Chairman
Frances M. Hawk, CFA, CPA              ADMINISTRATOR
Lewis Mandell                          The Travelers Insurance Company
Robert E. McGill
                                       CUSTODIAN
OFFICERS
                                       State Street Bank and Trust Company
R. Jay Gerken, CFA
President and                          TRANSFER AGENT
Chief Executive Officer
                                       Citicorp Trust Bank, fsb.
Lewis E. Daidone
Senior Vice President and
Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kaprel Ozsolak
Controller

Ernest J. Wright
Secretary

Kathleen A. McGah
Assistant Secretary

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.
This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Series Trust: Travelers Quality Bond, Lazard International Stock, MFS Emerging Growth, Federated High Yield, Federated Stock and Disciplined Mid Cap Stock Portfolios. It should not be used in connection with any offer except in conjunction with the Prospectuses for the Variable Annuity and Variable Universal Life Insurance products offered by The Travelers Insurance Company or Travelers Life and Annuity Company, and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.

Series Trust (Semi-Annual) (8-03) Printed in U.S.A.                      03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         The Travelers Series Trust

Date:    August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         (R. Jay Gerken)
         Chief Executive Officer of
         The Travelers Series Trust

Date:    August 29, 2003

By:      /s/ Richard L. Peteka
         (Richard L. Peteka)
         Chief Financial Officer of
         The Travelers Series Trust

Date:    August 29, 2003